UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08603

Name of Fund:   BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Debt

Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Shares/Par (000)	Value
Common Stocks — 0.5%

Chemicals — 0.1%
GEO Specialty Chemicals, Inc.(a)(b)(c)		481,806	$207,176
GEO Specialty Chemicals, Inc.(a)(b)		557,488	239,720
LyondellBasell Industries NV, Class A		26	2,722

			449,618
Diversified Financial Services — 0.3%
Kcad Holdings I Ltd.(a)(b)		1,075,282,733	2,053,790

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)		10,718	3,012

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Energy Corp.		39,599	748,421

Internet Software & Services — 0.0%
New Holdings LLC		252	88,200

Media — 0.0%
Adelphia Communications Corp., Class A,(a)(b)		400,000	4
Adelphia Recovery Trust,(b)		396,568	159

			163
Metals & Mining — 0.0%
Ameriforge Group, Inc.		1,664	66,560

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(b)		1,707	14,100

Specialty Retail — 0.0%
Things Remembered, Inc.(a)(b)		1,199,043	12

Total Common Stocks — 0.5% (Cost — $20,794,617)			3,423,876

Asset-Backed Securities — 10.7%
ACAS CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 3.65%), 5.00%, 04/18/27(c)(d)	USD	280	280,766
ALM VI Ltd., Series 2012-6A, Class B1RR, (3 mo. LIBOR US + 2.05%), 3.41%, 07/15/26(c)(d)		3,000	3,023,699
ALM XII Ltd., Series 2015-12A, Class BR, (3 mo. LIBOR US + 2.05%), 3.41%, 04/16/27(c)(d)		1,250	1,259,142
ALM XII, Ltd., Series 2015-12A, Class C2R, (3 mo. LIBOR US + 3.20%), 4.56%, 04/16/27(c)(d)		1,500	1,521,054
ALM XIV Ltd., Series 2014-14A, Class C, (3 mo. LIBOR US + 3.45%), 4.83%, 07/28/26(c)(d)		463	465,027

Security		Par (000)	Value
Asset-Backed Securities (continued)
ALM XVI Ltd/ALM XVI LLC, Series 2015-16A(c)(d):
Class BR, (3 mo. LIBOR US + 2.05%), 3.41%, 07/15/27	USD	1,000	$1,007,747
Class C1R, (3 mo. LIBOR US + 3.20%), 4.56%, 07/15/27		1,650	1,675,327
Class D, (3 mo. LIBOR US + 5.35%), 6.71%, 07/15/27		1,250	1,256,168
Anchorage Capital CLO 5 Ltd., Series 2014-5A, Class CR, (3 mo. LIBOR US + 2.20%), 3.56%, 10/15/26(c)(d)		2,000	2,006,649
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class CR, (3 mo. LIBOR US + 2.40%), 3.76%, 07/15/30(c)(d)		700	714,837
Anchorage Capital CLO Ltd.(d):
Series 2013-1A, Class BR, 3.51%, 10/13/30(a)(e)		1,000	1,019,243
Series 2014-4A, Class CR, (3 mo. LIBOR US + 3.40%), 4.78%, 07/28/26(c)		2,250	2,279,150
Apidos CDO, Series 2015-21A, Class C, (3 mo. LIBOR US + 3.55%), 4.90%, 07/18/27(c)(d)		1,650	1,666,910
Ares CLO Ltd.(c)(d):
Series 2015-38A, Class D, (3 mo. LIBOR US + 4.15%), 5.51%, 01/20/27		1,000	1,007,692
Series 2016-41A, Class D, (3 mo. LIBOR US + 4.20%), 5.56%, 01/15/29		450	464,563
ARES XLIV CLO, Ltd., Series 2017-44A(a)(c)(d):
Class C, (3 mo. LIBOR US + 3.45%), 4.76%, 10/15/29		1,000	1,022,219
Class D, (3 mo. LIBOR US + 6.55%), 7.86%, 10/15/29		1,000	1,029,246
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, (3 mo. LIBOR US + 3.75%), 5.13%, 07/28/29(c)(d)		1,000	1,025,278
Ares XXVII CLO, Ltd., Series 2013-2A, Class CR, (3 mo. LIBOR US + 2.40%), 3.78%, 07/28/29(c)(d)		1,400	1,425,193
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class DR, (3 mo. LIBOR US + 3.60%), 4.96%, 10/15/26(c)(d)		1,000	1,003,291
Benefit Street Partners CLO XII Ltd., Series 2017-12A(d):
Class B, 3.35%, 10/15/30(e)		1,000	1,015,825
Class C, 4.40%, 10/15/30		1,250	1,265,268
BlueMountain CLO Ltd., Series 2014-3A, Class CR, (3 mo. LIBOR US + 3.20%), 4.56%, 10/15/26(c)(d)		1,000	1,002,510
Burnham Park CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 3.85%), 5.21%, 10/20/29(c)(d)		1,000	1,016,272

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.(c)(d):
Series 2012-4A, Class DR, (3 mo. LIBOR US + 4.10%), 5.46%, 01/20/29	USD	1,000	$1,021,989
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.75%), 4.10%, 04/17/25		1,500	1,503,156
Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.00%), 3.36%, 04/20/27		1,250	1,253,750
Series 2015-1A, Class E1, (3 mo. LIBOR US + 5.30%), 6.66%, 04/20/27		1,000	1,006,101
Series 2015-2A, Class C, (3 mo. LIBOR US + 3.75%), 5.12%, 04/27/27		250	250,893
Series 2015-2A, Class D, (3 mo. LIBOR US + 5.30%), 6.67%, 04/27/27		1,000	1,008,283
Catskill Park CLO, Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 3.70%), 5.06%, 04/20/29(c)(d)		1,000	1,020,478
CBAM 2017-3, Ltd., Series 2017-3A, Class E, 7.87%, 10/17/29(d)(e)		1,000	1,014,369
Cedar Funding IV CLO, Ltd., Series 2014-4A, Class DR, (3 mo. LIBOR US + 3.65%), 5.01%, 07/23/30(c)(d)		1,500	1,532,491
CIFC Funding III Ltd., Series 2014-3A, Class C1R, (3 mo. LIBOR US + 1.90%), 3.26%, 07/22/26(c)(d)		1,375	1,380,853
CIFC Funding Ltd., Series 2014-3A, Class DR, (3 mo. LIBOR US + 3.15%), 4.51%, 07/22/26(c)(d)		1,000	1,005,160
CIFC Funding V Ltd., Series 2015-5A, Class D, (3 mo. LIBOR US + 6.30%), 7.67%, 10/25/27(c)(d)		1,000	1,020,808
Dryden 49 Senior Loan Fund, Series 2017-49A, Class D, (3 mo. LIBOR US + 3.65%), 5.00%, 07/18/30(c)(d)		1,000	1,023,029
Dryden Senior Loan Fund, Series 2014-36A, Class DR, (3 mo. LIBOR US + 4.24%), 5.60%, 01/15/28(c)(d)		1,000	1,028,176
Elevation CLO Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR + 4.68%), 6.10%, 11/15/28(c)(d)		800	816,696
Goldentree Loan Opportunities XI, Ltd., Series 2015-11A, Class E, (3 mo. LIBOR US + 5.55%), 6.90%, 04/18/27(c)(d)		750	753,596

Security		Par (000)	Value
Asset-Backed Securities (continued)
Highbridge Loan Management Ltd.(c)(d):
Series 5A-2015, Class C1R, (3 mo. LIBOR US + 2.10%), 3.48%, 01/29/26	USD	1,250	$1,257,782
Series 5A-2015, Class C2R, (3 mo. LIBOR US + 2.10%), 3.48%, 01/29/26		500	501,808
Series 5A-2015, Class D1R, (3 mo. LIBOR US + 3.30%), 4.68%, 01/29/26		1,250	1,253,253
Series 6A-2015, Class D, (3 mo. LIBOR US + 3.65%), 5.04%, 05/05/27		300	300,733
Series 6A-2015, Class E1, (3 mo. LIBOR US + 5.45%), 6.84%, 05/05/27		1,250	1,250,732
LCM XV LP, Series 15A(c)(d):
Class CR, (3 mo. LIBOR US + 2.40%), 3.76%, 07/20/30		2,250	2,295,965
Class DR, (3 mo. LIBOR US + 3.70%), 5.06%, 07/20/30		1,250	1,277,684
LCM XXV, Ltd., Series 25A, Class D, (3 mo. LIBOR US + 3.45%), 4.76%, 07/20/30(c)(d)		1,000	1,016,602
Madison Park Funding X, Ltd., Series 2012-10A, Class DR, (3 mo. LIBOR US + 4.20%), 5.56%, 01/20/29(c)(d)		1,500	1,534,257
Madison Park Funding XIV Ltd., Series 2014-14A, Class DR, (3 mo. LIBOR US + 3.25%), 4.61%, 07/20/26(c)(d)		1,014	1,016,999
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.50%), 6.86%, 04/20/26(c)(d)		1,000	1,003,239
Neuberger Berman CLO XV, Series 2013-15A, Class CR, 3.41%, 10/15/29(d)(e)		1,000	1,013,172
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (3 mo. LIBOR US + 3.65%), 5.01%, 04/22/29(c)(d)		1,000	1,021,959
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, (3 mo. LIBOR US + 4.25%), 5.66%, 11/14/27(c)(d)		1,000	1,027,383
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, (3 mo. LIBOR US + 6.75%), 8.10%, 10/17/27(c)(d)		1,000	1,033,293

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, (3 mo. LIBOR US + 6.58%), 7.93%, 10/17/27(c)(d)	USD	1,000	$1,031,955
OCP CLO Ltd., Series 2012-2A, Class DR, (3 mo. LIBOR US + 4.47%), 5.92%, 11/22/25(c)(d)		1,000	1,018,926
Octagon Investment Partners XXII, Ltd., (3 mo. LIBOR US + 2.10%), 3.46%, 11/25/25(c)(d)		1,500	1,504,318
OZLM Funding IV Ltd., 3.56%, 10/22/30(d)(e)		1,000	1,016,053
OZLM Funding, Ltd., Series 2012-1A(c)(d):
Class BR2, (3 mo. LIBOR US + 2.30%), 3.66%, 07/23/29		1,000	1,019,755
Class CR2, (3 mo. LIBOR US + 3.60%), 4.96%, 07/23/29		1,000	1,020,631
OZLM IX Ltd., Series 2014-9A Class CR, (3 mo. LIBOR US + 3.55%), 4.91%, 01/20/27(c)(d)		750	752,473
Palmer Square CLO Ltd., Series 2015-2A(c)(d):
Class CR, (3 mo. LIBOR US + 3.70%), 5.06%, 07/20/30		1,200	1,222,171
Class DR, (3 mo. LIBOR US + 6.50%), 7.86%, 07/20/30		1,000	1,018,038
Recette CLO Ltd., Series 2015-1A, Class DR, 4.11%, 10/20/27(d)(e)		1,000	1,002,364
Sound Point CLO III, Ltd., Series 2013-2A, Class DR, (3 mo. LIBOR US + 3.35%), 4.71%, 07/15/25(c)(d)		1,000	1,001,925
Sound Point CLO IV Ltd., Series 2013-3A(c)(d):
Class CR, (3 mo. LIBOR US + 2.25%), 3.61%, 01/21/26		1,000	1,003,586
Class DR, (3 mo. LIBOR US + 3.40%), 4.76%, 01/21/26		500	501,129
Symphony CLO Ltd., (3 mo. LIBOR US + 3.65%), 5.01%, 07/15/28(c)(d)		1,700	1,715,586
THL Credit Wind River 2014-3 CLO, Ltd., Series 2014-3A, Class C1R, (3 mo. LIBOR US + 2.20%), 3.56%, 01/22/27(c)(d)		1,000	1,003,556
Webster Park CLO Ltd., Series 2015-1A(c)(d):
Class B1, (3 mo. LIBOR US + 3.10%), 4.46%, 01/20/27		500	502,142
Class C, (3 mo. LIBOR US + 4.05%), 5.41%, 01/20/27		500	501,972

Security		Par (000)	Value
Asset-Backed Securities (continued)
York CLO 1, Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.35%), 3.71%, 01/22/27(c)(d)	USD	1,500	$1,496,569

Total Asset-Backed Securities — 10.7% (Cost — $79,921,001)			81,230,914

Corporate Bonds — 54.5%

Aerospace & Defense — 1.5%
Arconic, Inc.:
5.13%, 10/01/24		1,687	1,798,764
5.90%, 02/01/27		280	312,200
6.75%, 01/15/28		180	211,061
Bombardier, Inc.(d):
8.75%, 12/01/21		244	269,927
6.00%, 10/15/22		1,356	1,327,185
6.13%, 01/15/23		536	527,531
7.50%, 12/01/24		306	308,570
7.50%, 03/15/25		740	743,700
EnPro Industries, Inc., 5.88%, 09/15/22		292	303,680
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21(d)		307	314,982
KLX, Inc., 5.88%, 12/01/22 (d)		1,662	1,736,790
Koppers, Inc., 6.00%, 02/15/25(d)		606	650,874
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19		200	205,600
TransDigm, Inc.:
6.00%, 07/15/22		922	950,813
6.50%, 07/15/24		1,309	1,338,453
6.38%, 06/15/26		103	104,545

			11,104,675
Air Freight & Logistics — 0.3%
XPO Logistics, Inc.:
5.75%, 06/15/21	EUR	100	122,493
6.50%, 06/15/22(d)	USD	1,831	1,913,395
6.13%, 09/01/23(d)		71	74,994

			2,110,882
Airlines — 0.6%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 05/15/18(d)		712	723,570
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 04/29/18		2,390	2,425,850
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 05/15/23		1,044	1,103,509

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Airlines (continued)
Virgin Australia Trust, Series 2013-1, Class C, 7.13%, 10/23/18(d)	USD	313	$319,906

			4,572,835
Auto Components — 0.6%
Allison Transmission, Inc., 5.00%, 10/01/24(d)		685	713,462
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23	EUR	100	124,629
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	133	137,695
HP Pelzer Holding GmbH, 4.13%, 04/01/24	EUR	100	124,143
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25%, 02/01/22	USD	1,027	1,068,080
6.75%, 02/01/24		151	158,550
IHO Verwaltungs GmbH(f):
(2.75% Cash or 3.50% PIK), 2.75%, 09/15/21	EUR	100	122,338
(3.25% Cash or 4.00% PIK), 3.25%, 09/15/23		100	124,738
(3.75% Cash or 4.50% PIK), 3.75%, 09/15/26		100	127,952
(4.50% Cash or 5.25% PIK), 4.50%, 09/15/23(d)	USD	900	921,375
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23(d)		425	438,812
Tesla, Inc., 5.30%, 08/15/25(d)		518	494,534
Venture Holdings Co. LLC(a)(b)(g):
12.00%, 07/01/49		5,150	1
Series B, 9.50%, 07/01/05		5,125	1

			4,556,310
Banks — 0.2%
Allied Irish Banks PLC, (5 year EUR Swap + 3.95%), 4.13%, 11/26/25(h)	EUR	100	129,285
Banco Espirito Santo SA(g):
2.63%, 05/08/17		100	35,707
4.75%, 01/15/18		200	66,654
4.00%, 01/21/19		100	33,327
Banco Popolare, 2.75%, 07/27/20		100	124,430
Bank of Ireland, (5 year EUR Swap + 3.55%), 4.25%, 06/11/24(h)		100	125,543
Bankia SA(h):
(5 year EUR Swap + 3.17%), 4.00%, 05/22/24		100	124,041
(5 year EUR Swap + 3.35%), 3.38%, 03/15/27		100	125,449

Security		Par (000)	Value
Banks (continued)
CaixaBank SA, (5 year EUR Swap + 3.35%), 3.50%, 02/15/27(h)	USD	100	$126,446
CIT Group, Inc.:
5.00%, 08/15/22		74	79,088
5.00%, 08/01/23		130	139,906
National Bank of Greece SA, 2.75%, 10/19/20	EUR	100	119,725

			1,229,601
Building Materials — 0.0%
Titan Global Finance PLC, 3.50%, 06/17/21		100	126,583

Building Products — 0.5%
American Builders & Contractors Supply Co., Inc.(d):
5.63%, 04/15/21	USD	84	85,680
5.75%, 12/15/23		415	438,987
Beacon Escrow Corp., 4.88%, 11/01/25(d)		868	885,360
Building Materials Corp. of America(d):
5.38%, 11/15/24		85	89,462
6.00%, 10/15/25		664	715,593
CPG Merger Sub LLC, 8.00%, 10/01/21(d)		666	689,310
Ply Gem Industries, Inc., 6.50%, 02/01/22		472	488,520
Standard Industries, Inc., 5.50%, 02/15/23(d)		303	318,150
USG Corp., 4.88%, 06/01/27(d)		214	223,630

			3,934,692
Capital Markets — 0.5%
Blackstone CQP Holdco LP(d):
6.50%, 03/20/21		3,526	3,570,075
6.00%, 08/18/21		576	576,000

			4,146,075
Chemicals — 3.3%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(d)		1,100	1,127,500
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	127,761
Axalta Coating Systems LLC, 4.88%, 08/15/24(d)	USD	325	340,438
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		564	671,865
10.00%, 10/15/25		376	456,840
CF Industries, Inc., 5.15%, 03/15/34		185	186,388

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
Chemours Co.:
6.63%, 05/15/23	USD	270	$285,525
7.00%, 05/15/25		321	351,094
5.38%, 05/15/27		312	325,260
GEO Specialty Chemicals, Inc., 1.00%, 10/18/25		7,051	11,595,486
Hexion, Inc., 10.38%, 02/01/22(d)		311	286,213
Huntsman International LLC, 5.13%, 11/15/22		1,101	1,186,327
Ineos Finance PLC, 4.00%, 05/01/23	EUR	100	122,747
INEOS Group Holdings SA, 5.38%, 08/01/24		100	128,250
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	2,675	2,775,312
NOVA Chemicals Corp.(d):
4.88%, 06/01/24		350	354,375
5.25%, 06/01/27		13	13,130
Platform Specialty Products Corp.(d):
6.50%, 02/01/22		2,629	2,717,729
5.88%, 12/01/25		468	471,510
PQ Corp., 6.75%, 11/15/22(d)		759	817,822
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	100	124,572
Tronox Finance PLC, 5.75%, 10/01/25(d)	USD	172	178,880
WR Grace & Co-Conn, 5.13%, 10/01/21(d)		410	434,087

			25,079,111
Commercial Services & Supplies — 0.7%
ADT Corp.:
6.25%, 10/15/21		574	631,400
3.50%, 07/15/22		283	281,939
4.13%, 06/15/23		330	333,505
4.88%, 07/15/32(d)		1,054	999,761
Advanced Disposal Services, Inc., 5.63%, 11/15/24(d)		608	627,760
CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/25(d)		205	209,161
Harland Clarke Holdings Corp., 8.38%, 08/15/22(d)		740	771,450
KAR Auction Services, Inc., 5.13%, 06/01/25(d)		552	571,320
La Financiere Atalian SAS, 4.00%, 05/15/24	EUR	100	124,976
Mobile Mini, Inc., 5.88%, 07/01/24	USD	104	109,200
Paprec Holding SA, 5.25%, 04/01/22	EUR	100	123,794
Park Aerospace Holdings Ltd.(d):
3.63%, 03/15/21	USD	62	60,760
5.25%, 08/15/22		32	32,720
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(d)		302	315,590
United Rentals North America, Inc., 5.75%, 11/15/24		165	174,075

Security		Par (000)	Value
Commercial Services & Supplies (continued)
Verisure Holding AB, 6.00%, 11/01/22	EUR	113	$143,254

			5,510,665
Communications Equipment — 0.5%
CommScope Technologies Finance LLC, 6.00%, 06/15/25(d)	USD	105	112,350
CommScope Technologies LLC, 5.00%, 03/15/27(d)		347	347,000
CommScope, Inc., 5.50%, 06/15/24(d)		227	237,782
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 04/01/23		2,321	2,415,291
6.38%, 05/15/25		175	185,719
5.75%, 01/15/27(d)		380	391,400

			3,689,542
Construction & Engineering — 0.5%
BlueLine Rental Finance Corp., 9.25%, 03/15/24(d)		1,697	1,837,002
Brand Energy & Infrastructure Services, Inc., 8.50%, 07/15/25(d)		832	882,170
Engility Corp., 8.88%, 09/01/24		468	503,100
SPIE SA, 3.13%, 03/22/24	EUR	100	124,669
Tutor Perini Corp., 6.88%, 05/01/25(d)	USD	182	193,448
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25(d)		52	50,708

			3,591,097
Construction Materials — 0.4%
American Tire Distributors, Inc., 10.25%, 03/01/22(d)		384	392,640
H&E Equipment Services, Inc., 5.63%, 09/01/25(d)		89	93,228
HD Supply, Inc., 5.75%, 04/15/24(d)		2,029	2,160,885
PulteGroup, Inc., 5.50%, 03/01/26		235	254,975
Rexel SA, 3.50%, 06/15/23	EUR	130	162,651

			3,064,379
Consumer Discretionary — 0.1%
Arch Merger Sub, Inc., 8.50%, 09/15/25(d)	USD	512	460,800
Live Nation Entertainment, Inc., 4.88%, 11/01/24(d)		72	74,160
ServiceMaster Co. LLC, 5.13%, 11/15/24(d)		156	158,340
Viking Cruises Ltd.(d):
6.25%, 05/15/25		72	75,060
5.88%, 09/15/27		394	398,433

			1,166,793
Consumer Finance — 0.8%
Ally Financial, Inc.:
6.25%, 12/01/17		30	30,000
5.13%, 09/30/24		1,207	1,315,630
8.00%, 11/01/31		1,755	2,323,181

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Consumer Finance (continued)
CDK Global, Inc., 4.88%, 06/01/27(d)	USD	333	$342,990
IHS Markit Ltd., 4.00%, 03/01/26(d)(i)		151	152,133
Navient Corp.:
6.63%, 07/26/21		297	314,078
6.50%, 06/15/22		206	216,300
5.50%, 01/25/23		345	345,431
7.25%, 09/25/23		10	10,775
6.13%, 03/25/24		237	239,963
5.88%, 10/25/24		258	259,367
5.63%, 08/01/33		260	223,600
OneMain Financial Holdings LLC(d):
6.75%, 12/15/19		439	453,267
7.25%, 12/15/21		124	128,737

			6,355,452
Containers & Packaging — 1.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 06/30/21(d)		1,270	1,304,925
4.63%, 05/15/23(d)		223	228,854
6.75%, 05/15/24	EUR	125	164,961
7.25%, 05/15/24(d)	USD	2,485	2,721,075
6.00%, 02/15/25(d)		1,418	1,506,767
4.75%, 07/15/27	GBP	100	136,579
Ball Corp.:
5.00%, 03/15/22	USD	158	169,653
4.00%, 11/15/23		32	32,880
BWAY Holding Co., 5.50%, 04/15/24(d)		1,144	1,192,620
Horizon Holdings I SASU, 7.25%, 08/01/23	EUR	100	126,752
International Paper Co., 7.30%, 11/15/39	USD	5	6,932
JH-Holding Finance SA, (8.25% PIK), 8.25%, 12/01/22(f)	EUR	100	128,022
Mercer International, Inc., 6.50%, 02/01/24	USD	144	152,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
6.88%, 02/15/21		172	175,960
(3 mo. LIBOR US + 3.50%), 4.86%, 07/15/21(c)(d)		1,361	1,384,817
5.13%, 07/15/23(d)		372	385,950
7.00%, 07/15/24(d)		1,882	2,019,245
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	100	124,933
Sealed Air Corp., 4.88%, 12/01/22(d)	USD	278	295,027
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 05/01/22(d)		1,368	1,407,330

Security		Par (000)	Value
Containers & Packaging (continued)
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	$123,581
Smurfit Kappa Acquisitions, 4.88%, 09/15/18(d)	USD	200	202,460
Verallia Packaging SASU, 5.13%, 08/01/22	EUR	100	124,976

			14,116,399
Diversified Consumer Services — 0.8%
APX Group, Inc.:
6.38%, 12/01/19	USD	106	107,458
8.75%, 12/01/20		331	337,934
7.88%, 12/01/22		696	744,720
GW Honos Security Corp., 8.75%, 05/15/25(d)		113	120,910
Laureate Education, Inc., 8.25%, 05/01/25(d)		119	125,916
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(d)		3,379	3,729,571
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25		265	265,000
Service Corp. International, 4.50%, 11/15/20		307	310,838
Sotheby’s, 5.25%, 10/01/22(d)		380	388,550

			6,130,897
Diversified Financial Services — 0.5%
Aircastle Ltd.:
5.13%, 03/15/21		33	34,939
5.50%, 02/15/22		337	362,696
Arrow Global Finance PLC, (3 mo. Euribor + 2.88%), 2.88%, 04/01/25(c)	EUR	100	118,263
Banca IFIS SpA, 4.50%, 10/17/27(e)		100	121,144
CNH Industrial Finance Europe SA, 1.38%, 05/23/22		100	122,905
FBM Finance, Inc., 8.25%, 08/15/21(d)	USD	350	373,625
Intrum Justitia AB, (3 mo. Euribor + 2.63%), 2.63%, 07/15/22(c)	EUR	100	120,667
Jefferies Finance LLC/JFIN Co-Issuer Corp.(d):
7.38%, 04/01/20	USD	625	642,188
6.88%, 04/15/22		516	524,385
ProGroup AG, 5.13%, 05/01/22	EUR	130	160,801
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(d)	USD	590	593,688
UniCredit SpA:
6.95%, 10/31/22	EUR	100	147,811
(5 year EUR Swap + 4.32%), 3.50%, 01/03/27(h)		100	130,141

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Financial Services (continued)
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	100	$125,357

			3,578,610
Diversified Telecommunication Services — 1.7%
CenturyLink, Inc.:
Series P, 7.60%, 09/15/39	USD	117	97,110
Series S, 6.45%, 06/15/21		1,679	1,670,605
Series U, 7.65%, 03/15/42		401	336,840
Cincinnati Bell, Inc., 7.00%, 07/15/24(d)		1,054	1,022,380
Frontier Communications Corp.:
7.13%, 01/15/23		407	284,900
7.63%, 04/15/24		579	406,748
6.88%, 01/15/25		1,750	1,198,750
Level 3 Financing, Inc.:
5.38%, 08/15/22		713	718,347
5.13%, 05/01/23		1,120	1,120,000
5.38%, 01/15/24		646	647,615
5.38%, 05/01/25		758	760,122
5.25%, 03/15/26		340	333,413
OTE PLC, 3.50%, 07/09/20	EUR	100	125,459
SoftBank Group Corp.:
(5 year USD ICE Swap + 4.85%), 6.88%(h)(j)	USD	935	946,687
4.75%, 09/19/24		200	198,978
4.75%, 07/30/25	EUR	129	170,874
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	579	668,745
6.00%, 09/30/34		498	555,893
7.20%, 07/18/36		397	492,776
7.72%, 06/04/38		59	76,134
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	100	185,329
Telecom Italia SpA:
3.25%, 01/16/23		150	197,736
5.30%, 05/30/24(d)	USD	896	955,629

			13,171,070
Electric Utilities — 0.1%
AES Corp., 4.88%, 05/15/23		170	173,556
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(d)		169	170,690
Talen Energy Supply LLC, 6.50%, 06/01/25		45	38,138
Viridian Group FinanceCo PLC/Viridian Power and Energy, 4.00%, 09/15/25	EUR	100	119,061

			501,445
Electrical Equipment — 0.0%
Areva SA, 4.88%, 09/23/24		100	134,248

Security		Par (000)	Value
Electrical Equipment (continued)
Belden, Inc., 5.50%, 04/15/23	EUR	3	$3,726

			137,974
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23	USD	101	105,545
5.50%, 12/01/24		2,275	2,479,750
SESI LLC, 7.75%, 09/15/24(d)		265	272,950

			2,858,245
Energy Equipment & Services — 0.6%
Ensco PLC, 5.20%, 03/15/25		55	45,100
Gates Global LLC/Gates Global Co.:
5.75%, 07/15/22	EUR	100	121,678
6.00%, 07/15/22(d)	USD	818	836,650
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 02/15/21		103	103,901
GrafTech International Ltd., 6.38%, 11/15/20		150	149,625
Noble Holding International Ltd., 4.63%, 03/01/21		22	20,185
Pioneer Energy Services Corp., 6.13%, 03/15/22		740	599,400
Precision Drilling Corp., 6.50%, 12/15/21		4	4,070
Transocean, Inc.:
5.80%, 10/15/22		186	184,605
9.00%, 07/15/23(d)		914	987,120
6.80%, 03/15/38		267	212,933
Trinidad Drilling Ltd., 6.63%, 02/15/25(d)		436	416,380
Weatherford International Ltd.:
7.75%, 06/15/21		215	219,300
8.25%, 06/15/23		240	239,400
9.88%, 02/15/24(d)		356	373,355

			4,513,702
Environmental, Maintenance, & Security Service — 0.1%
Tervita Escrow Corp., 7.63%, 12/01/21(d)		1,094	1,107,675

Food & Staples Retailing — 0.6%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24		204	192,780
5.75%, 03/15/25		54	48,044
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	139,164
Casino Guichard Perrachon SA:
4.56%, 01/25/23	EUR	100	134,774
4.50%, 03/07/24		200	267,311
Dollar Tree, Inc.:
5.25%, 03/01/20	USD	69	70,380
5.75%, 03/01/23		2,882	3,015,292

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Food & Staples Retailing (continued)
Lamb Weston Holdings, Inc., 4.63%, 11/01/24(d)	USD	30	$31,013
Post Holdings, Inc., 5.63%, 01/15/28(d)(i)		202	203,515
Rite Aid Corp., 6.13%, 04/01/23(d)		218	201,650

			4,303,923
Food Products — 0.6%
Acosta, Inc., 7.75%, 10/01/22(d)		272	197,200
B&G Foods, Inc., 5.25%, 04/01/25		200	204,480
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(d)		598	650,325
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 06/15/25(d)		957	934,271
Pilgrim’s Pride Corp.(d):
5.75%, 03/15/25		299	313,800
5.88%, 09/30/27		138	144,038
Post Holdings, Inc.(d):
5.50%, 03/01/25		50	51,938
5.00%, 08/15/26		1,548	1,534,455
5.75%, 03/01/27		131	133,659
TreeHouse Foods, Inc., 6.00%, 02/15/24(d)		274	286,673

			4,450,839
Health Care Equipment & Supplies — 1.1%
Avantor, Inc.:
4.75%, 10/01/24	EUR	100	120,567
6.00%, 10/01/24(d)	USD	3,050	3,051,906
Crimson Merger Sub, Inc., 6.63%, 05/15/22(d)		2,159	2,137,410
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(d)		1,302	1,232,831
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(d):
4.88%, 04/15/20		350	337,750
5.75%, 08/01/22		1,020	940,950
5.63%, 10/15/23		236	207,090
5.50%, 04/15/25		125	105,313

			8,133,817
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		708	707,214
5.63%, 02/15/23		105	105,525
6.50%, 03/01/24		122	125,965
Amsurg Corp., 5.63%, 07/15/22		50	51,000
Centene Corp.:
5.63%, 02/15/21		716	739,270
4.75%, 05/15/22		67	69,547
6.13%, 02/15/24		311	332,770
4.75%, 01/15/25		855	877,059

Security		Par (000)	Value
Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19	USD	400	$358,500
7.13%, 07/15/20		4	3,120
5.13%, 08/01/21		463	434,063
DaVita, Inc., 5.13%, 07/15/24		517	526,047
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(d)(f)		342	347,130
Envision Healthcare Corp., 6.25%, 12/01/24(d)		115	121,181
HCA, Inc.:
6.50%, 02/15/20		175	187,906
5.88%, 03/15/22		778	843,157
5.00%, 03/15/24		804	844,200
5.88%, 02/15/26		1,427	1,517,971
5.25%, 06/15/26		1,179	1,251,951
4.50%, 02/15/27		35	35,490
5.50%, 06/15/47		1,593	1,612,912
HealthSouth Corp., 5.75%, 11/01/24		179	183,251
MEDNAX, Inc., 5.25%, 12/01/23(d)		208	213,200
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(d)		695	746,256
Polaris Intermediate Corp., (8.50% Cash)12/01/22(d)(f)		734	763,654
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(d)		169	172,803
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23(d)		128	134,400
Surgery Center Holdings, Inc., 8.88%, 04/15/21(d)		322	324,415
Tenet Healthcare Corp.:
6.00%, 10/01/20		1,395	1,464,750
7.50%, 01/01/22(d)		254	267,970
8.13%, 04/01/22		2,540	2,514,600
4.63%, 07/15/24(d)		243	239,355
THC Escrow Corp. III, 5.13%, 05/01/25(d)		213	205,013
Vizient, Inc., 10.38%, 03/01/24(d)		398	449,740

			18,771,385
Health Care Technology — 0.0%
Quintiles IMS, Inc., 3.25%, 03/15/25(d)	EUR	100	122,832

Hotels, Restaurants & Leisure — 2.2%
Burger King France SAS:
(3 mo. Euribor + 5.25%), 5.25%, 05/01/23(c)		100	122,003
6.00%, 05/01/24		100	130,332
Cirsa Funding Luxembourg SA, 5.88%, 05/15/23		100	124,976
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		100	125,846

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.25%, 10/15/25(d)	USD	794	$794,993
ESH Hospitality, Inc., 5.25%, 05/01/25(d)		183	186,203
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/26		99	106,858
Golden Nugget, Inc., 6.75%, 10/15/24(d)		60	61,275
Jacobs Entertainment, Inc., 7.88%, 02/01/24(d)		165	177,375
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(d):
5.00%, 06/01/24		66	69,135
5.25%, 06/01/26		234	247,455
4.75%, 06/01/27		223	228,218
MGM Resorts International:
5.25%, 03/31/20		1,261	1,327,202
6.75%, 10/01/20		275	300,696
6.63%, 12/15/21		1,352	1,504,086
4.63%, 09/01/26		987	1,006,740
New Red Finance, Inc.(d):
4.25%, 05/15/24		7	7,011
5.00%, 10/15/25		2,935	3,006,541
Sabre GLBL, Inc., 5.25%, 11/15/23(d)		221	229,288
Scientific Games International, Inc.:
7.00%, 01/01/22(d)		2,714	2,863,270
10.00%, 12/01/22		2,189	2,410,636
Six Flags Entertainment Corp.(d):
4.88%, 07/31/24		925	941,187
5.50%, 04/15/27		15	15,525
Station Casinos LLC, 5.00%, 10/01/25(d)		572	571,788
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27	GBP	63	95,836
Vue International Bidco PLC, 7.88%, 07/15/20		147	202,819

			16,857,294
Household Durables — 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(d)	USD	285	297,554
CalAtlantic Group, Inc.:
8.38%, 01/15/21		852	985,125
5.25%, 06/01/26		193	202,650
K Hovnanian Enterprises, Inc.(d):
10.00%, 07/15/22		147	160,230
10.50%, 07/15/24		131	145,083
Lennar Corp.:
4.75%, 11/15/22		118	124,638
4.88%, 12/15/23		265	278,250
4.75%, 11/29/27(d)		605	618,612

Security		Par (000)	Value
Household Durables (continued)
Mattamy Group Corp., 6.50%, 10/01/25(d)	USD	90	$94,275
Ryland Group, Inc., 6.63%, 05/01/20		130	141,375
Tempur Sealy International, Inc., 5.50%, 06/15/26		227	232,391
Toll Brothers Finance Corp., 6.75%, 11/01/19		110	118,250
TRI Pointe Group, Inc., 4.88%, 07/01/21		525	549,938
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.38%, 06/15/19		435	443,700

			4,392,071
Household Products — 0.0%
Diamond BC BV, 5.63%, 08/15/25	EUR	102	123,517

Independent Power and Renewable Electricity Producers — 0.8%
AES Corp., 6.00%, 05/15/26	USD	201	218,085
Calpine Corp.:
5.50%, 02/01/24		128	123,680
5.25%, 06/01/26(d)		948	958,665
Dynegy, Inc.:
7.38%, 11/01/22		231	246,881
8.00%, 01/15/25(d)		348	382,800
8.13%, 01/30/26(d)		217	241,413
NRG Energy, Inc.:
6.63%, 01/15/27		1,358	1,463,245
5.75% 01/15/28		578	578,000
NRG Yield Operating LLC, 5.38%, 08/15/24		341	353,787
QEP Resources, Inc., 5.38%, 10/01/22		515	527,231
TerraForm Power Operating LLC(d):
4.25%, 01/31/23(i)		222	222,555
6.38%, 02/01/23(k)		205	216,070
5.00%, 01/31/28(i)		222	222,833

			5,755,245
Industrial Conglomerates — 0.3%
Colfax Corp., 3.25%, 05/15/25	EUR	100	122,685
Vertiv Group Corp., 9.25%, 10/15/24(d)	USD	1,747	1,897,679

			2,020,364
Insurance — 0.5%
Ardonagh Midco 3 PLC, 8.38%, 07/15/23	GBP	100	139,297
Assicurazioni Generali SpA(h):
(3 mo. Euribor + 7.11%), 7.75%, 12/12/42	EUR	100	153,840
(3 mo. Euribor + 5.35%), 5.50%, 10/27/47		100	143,366
Groupama SA, 6.00%, 01/23/27		100	149,971
HUB International Ltd., 7.88%, 10/01/21(d)	USD	1,138	1,183,520
Old Mutual PLC, 8.00%, 06/03/21	GBP	100	156,666

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Insurance (continued)
USIS Merger Sub, Inc., 6.88%, 05/01/25(d)	USD	23	$23,287
Wayne Merger Sub LLC, 8.25%, 08/01/23(d)		1,936	2,027,960

			3,977,907
Internet Software & Services — 0.3%
Equinix, Inc., 5.88%, 01/15/26		997	1,081,745
Netflix, Inc.:
4.38%, 11/15/26(d)		49	48,081
3.63%, 05/15/27	EUR	100	119,620
4.88%, 04/15/28(d)	USD	450	444,938
Symantec Corp., 5.00%, 04/15/25(d)		422	442,889
United Group BV, 4.38%, 07/01/22	EUR	126	156,345

			2,293,618
IT Services — 1.5%
Ceridian HCM Holding, Inc., 11.00%, 03/15/21(d)	USD	795	836,737
First Data Corp.(d):
7.00%, 12/01/23		3,353	3,554,180
5.75%, 01/15/24		5,296	5,494,600
Gartner, Inc., 5.13%, 04/01/25(d)		320	334,400
WEX, Inc., 4.75%, 02/01/23(d)		826	844,585

			11,064,502
Machinery — 0.2%
SPX FLOW, Inc.(d):
5.63%, 08/15/24		359	377,848
5.88%, 08/15/26		359	380,540
Terex Corp., 5.63%, 02/01/25(d)		940	992,287

			1,750,675
Media — 7.3%
Altice Financing SA, 7.50%, 05/15/26(d)		594	620,730
Altice Luxembourg SA:
7.75%, 05/15/22(d)		1,690	1,609,725
6.25%, 02/15/25	EUR	100	111,876
Altice US Finance I Corp.(d):
5.38%, 07/15/23	USD	2,707	2,754,372
5.50%, 05/15/26		637	644,962
AMC Networks, Inc.:
5.00%, 04/01/24		259	262,238
4.75%, 08/01/25		528	524,040
Cablevision Systems Corp., 8.00%, 04/15/20		502	537,140
CBS Radio, Inc., 7.25%, 11/01/24(d)(m)		159	167,348
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 02/15/23		380	389,500
4.00%, 03/01/23(d)		448	447,720
5.13%, 05/01/27(d)		4,312	4,271,575
5.00%, 02/01/28(d)		983	963,340

Security		Par (000)	Value
Media (continued)
Cequel Communications Holdings I LLC/Cequel Capital Corp.(d):
6.38%, 09/15/20	USD	294	$298,042
5.13%, 12/15/21		1,670	1,671,536
7.75%, 07/15/25		2,044	2,176,860
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25		1,300	1,373,355
Clear Channel International BV, 8.75%, 12/15/20(d)		762	786,765
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		6,604	6,689,279
Series B, 7.63%, 03/15/20		1,993	1,973,070
CSC Holdings LLC:
10.13%, 01/15/23(d)		1,250	1,410,937
5.25%, 06/01/24		996	970,789
6.63%, 10/15/25(d)		400	431,000
10.88%, 10/15/25(d)		3,849	4,549,037
DISH DBS Corp.:
5.88%, 07/15/22		1,537	1,581,189
5.00%, 03/15/23		281	274,326
5.88%, 11/15/24		152	153,140
7.75%, 07/01/26		2,068	2,230,855
eircom Finance DAC, 4.50%, 05/31/22	EUR	100	123,453
Hughes Satellite Systems Corp.:
5.25%, 08/01/26	USD	1,433	1,454,581
6.63%, 08/01/26		381	398,621
iHeartCommunications, Inc.:
9.00%, 12/15/19		492	365,310
9.00%, 03/01/21		160	114,800
10.63%, 03/15/23		740	527,250
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		23	18,831
9.75%, 07/15/25(d)		485	469,844
LG Finance Co. Corp., 5.88%, 11/01/24(d)		231	243,994
LGE HoldCo VI BV, 7.13%, 05/15/24	EUR	100	131,868
MDC Partners, Inc., 6.50%, 05/01/24(d)	USD	490	492,450
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(d)		463	491,937
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 08/01/18(d)		538	538,000
Numericable Group SA, 5.38%, 05/15/22	EUR	100	121,204
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22	USD	130	133,656
SFR Group SA(d):
6.00%, 05/15/22		1,192	1,201,691
7.38%, 05/01/26		2,109	2,124,564

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
Sirius XM Radio, Inc., 4.63%, 05/15/23(d)	USD	60	$61,650
Sterling Entertainment Corp., 9.75%, 12/15/19(a)		1,300	1,287,000
TEGNA, Inc.:
5.13%, 10/15/19		115	116,581
5.50%, 09/15/24(d)		172	179,095
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(d)		200	200,000
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(d)		399	445,882
Tribune Media Co., 5.88%, 07/15/22		448	456,960
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
4.00%, 01/15/25	EUR	198	249,315
5.00%, 01/15/25(d)	USD	400	413,500
Univision Communications, Inc., 5.13%, 05/15/23(d)		381	381,000
Videotron Ltd., 5.13%, 04/15/27(d)		632	662,020
Virgin Media Finance PLC, 5.75%, 01/15/25(d)		967	988,757
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	200	276,230
Virgin Media Secured Finance PLC:
4.88%, 01/15/27		100	138,824
6.25%, 03/28/29		233	340,334

			55,023,948
Metals & Mining — 4.0%
Alcoa Nederland Holding BV, 7.00%, 09/30/26(d)	USD	270	305,100
ArcelorMittal, 3.13%, 01/14/22	EUR	100	130,196
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(d)	USD	317	336,813
Constellium NV(d):
5.75%, 05/15/24		250	258,125
5.88%, 02/15/26		926	959,660
First Quantum Minerals Ltd.(d):
7.00%, 02/15/21		730	757,375
7.25%, 05/15/22		235	243,813
FMG Resources August 2006 Property Ltd., 9.75%, 03/01/22(d)		553	615,212
Freeport-McMoRan, Inc.:
2.38%, 03/15/18		2,868	2,864,415
3.10%, 03/15/20		430	430,537
4.00%, 11/14/21		804	808,422
3.55%, 03/01/22		1,039	1,024,714
3.88%, 03/15/23		3,983	3,937,594
5.40%, 11/14/34		1,271	1,236,047
5.45%, 03/15/43		1,354	1,282,509
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(d)		542	582,650

Security		Par (000)	Value
Metals & Mining (continued)
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(d)	USD	482	$543,214
Kinross Gold Corp., 6.88%, 09/01/41		180	204,525
Novelis Corp.(d):
6.25%, 08/15/24		2,118	2,229,195
5.88%, 09/30/26		2,470	2,559,537
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	100	126,202
Ovako AB, 5.00%, 10/05/22		100	121,328
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	790	810,737
5.25%, 04/15/23		295	303,939
5.50%, 10/01/24		138	146,887
4.13%, 09/15/25(d)		243	243,608
5.00%, 12/15/26		35	36,991
Teck Resources Ltd.:
3.75%, 02/01/23		1,348	1,361,480
8.50%, 06/01/24(d)		1,257	1,426,695
6.13%, 10/01/35		181	203,625
6.00%, 08/15/40		811	900,210
5.20%, 03/01/42		1,118	1,106,820
5.40%, 02/01/43		977	981,885
thyssenKrupp AG, 1.38%, 03/03/22	EUR	75	90,779
United States Steel Corp.:
8.38%, 07/01/21(d)	USD	624	681,720
6.88%, 08/15/25		146	151,081

			30,003,640
Multi-Utilities — 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.88%, 10/15/21		390	395,850
7.50%, 11/01/23		780	801,450

			1,197,300
Multiline Retail — 0.1%
Neiman Marcus Group Ltd.(d):
8.00%, 10/15/21		1,035	589,950
(8.75% Cash or 9.50% PIK), 8.75%, 10/15/21(f)		157	84,848

			674,798
Oil, Gas & Consumable Fuels — 6.4%
Andeavor Logistics LP, Series A, 6.88%(e)(i)(j)		402	406,945
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		81	83,481
6.25%, 10/15/22		833	884,896
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(d)		548	595,950

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
California Resources Corp., 8.00%, 12/15/22(d)	USD	391	$289,340
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23		180	184,275
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		442	501,670
5.88%, 03/31/25		1,250	1,354,687
5.13%, 06/30/27(d)		1,062	1,095,187
Cheniere Energy Partners LP, 5.25%, 10/01/25(d)		425	436,156
Chesapeake Energy Corp.(d):
8.00%, 12/15/22		95	101,413
8.00%, 01/15/25		378	376,110
8.00%, 06/15/27		874	837,117
CONSOL Energy, Inc.:
5.88%, 04/15/22		6,328	6,470,380
8.00%, 04/01/23		40	42,700
Continental Resources, Inc., 3.80%, 06/01/24		598	589,030
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(d)		424	443,080
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23		90	93,150
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(d)		750	753,750
DCP Midstream LLC(d):
4.75%, 09/30/21		745	765,487
6.45%, 11/03/36		250	267,500
6.75%, 09/15/37		426	455,820
DEA Finance SA, 7.50%, 10/15/22	EUR	100	132,638
Denbury Resources, Inc.:
5.50%, 05/01/22	USD	690	448,500
4.63%, 07/15/23		188	113,740
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25		118	123,015
Eclipse Resources Corp., 8.88%, 07/15/23		140	143,150
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 01/30/26(d)(i)		152	153,900
Energy Transfer Equity LP:
7.50%, 10/15/20		200	222,000
4.25%, 03/15/23		221	222,658
5.88%, 01/15/24		838	898,755
5.50%, 06/01/27		686	715,155
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 05/01/20		493	364,820
8.00%, 11/29/24(d)		499	499,000

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 07/15/21(d)	USD	856	$905,220
Extraction Oil & Gas, Inc., 7.38%, 05/15/24(d)		102	108,630
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25		184	189,060
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(d)		149	153,843
Gulfport Energy Corp.:
6.63%, 05/01/23		215	219,838
6.00%, 10/15/24		192	192,720
6.38%, 05/15/25		212	213,590
Halcon Resources Corp., 6.75%, 02/15/25(d)		661	670,915
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(d)		522	535,702
MEG Energy Corp.(d):
6.38%, 01/30/23		54	49,478
7.00%, 03/31/24		607	546,300
6.50%, 01/15/25		1,812	1,775,760
Murphy Oil Corp.:
6.88%, 08/15/24		673	724,316
5.88%, 12/01/42		83	81,755
NGPL PipeCo LLC(d):
4.38%, 08/15/22		240	246,000
4.88%, 08/15/27		2	2,076
7.77%, 12/15/37		1,177	1,453,595
Noble Holding International Ltd., 7.75%, 01/15/24		378	326,970
Oasis Petroleum, Inc.:
6.50%, 11/01/21		268	271,350
6.88%, 03/15/22		227	231,256
6.88%, 01/15/23		65	66,219
ONEOK, Inc., 6.00%, 06/15/35		165	186,078
Paramount Resources Ltd., 6.88%, 06/30/23(d)		953	1,013,754
Parker Drilling Co., 7.50%, 08/01/20		195	178,425
Parsley Energy LLC/Parsley Finance Corp.(d):
5.38%, 01/15/25		315	318,937
5.63%, 10/15/27		310	316,780
Petroleos Mexicanos, 5.38%, 03/13/22(d)		102	109,038
Precision Drilling Corp., 7.75%, 12/15/23		150	154,875
QEP Resources, Inc., 5.25%, 05/01/23		95	96,188
Range Resources Corp.:
5.88%, 07/01/22		1,015	1,042,912
4.88%, 05/15/25		328	319,800

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Resolute Energy Corp., 8.50%, 05/01/20	USD	639	$649,384
Rockies Express Pipeline LLC(d):
6.85%, 07/15/18		99	100,856
Rockies Express Pipeline LLC(d):
6.00%, 01/15/19		26	26,837
5.63%, 04/15/20		140	146,650
6.88%, 04/15/40		564	635,205
Rowan Cos., Inc.:
4.88%, 06/01/22		95	90,695
4.75%, 01/15/24		80	71,200
7.38%, 06/15/25		1,221	1,227,105
RSP Permian, Inc.:
6.63%, 10/01/22		356	374,690
5.25%, 01/15/25		408	416,160
Sanchez Energy Corp.:
7.75%, 06/15/21		672	636,720
6.13%, 01/15/23		1,593	1,344,094
SESI LLC, 7.13%, 12/15/21		180	183,825
Seven Generations Energy Ltd., 5.38%, 09/30/25(d)		521	523,605
SM Energy Co.:
6.50%, 11/15/21		300	302,250
6.50%, 01/01/23		34	34,340
5.00%, 01/15/24		931	891,432
5.63%, 06/01/25		16	15,400
Southwestern Energy Co.:
6.70%, 01/23/25		90	93,600
7.50%, 04/01/26		371	396,970
7.75%, 10/01/27		182	194,740
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(d):
5.50%, 09/15/24		146	151,475
5.50%, 01/15/28		621	639,630
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 02/01/25		248	253,580
5.38%, 02/01/27		2	2,050
5.00%, 01/15/28(d)		882	875,385
Weatherford International LLC, 6.80%, 06/15/37		157	126,385
Weatherford International Ltd.:
6.50%, 08/01/36		502	401,600
7.00%, 03/15/38		180	149,850
5.95%, 04/15/42		189	144,113
Whiting Petroleum Corp., 5.00%, 03/15/19		794	799,955
Williams Cos., Inc., 5.75%, 06/24/44		1,453	1,531,099
WPX Energy, Inc.:
7.50%, 08/01/20		77	83,545
6.00%, 01/15/22		521	536,630
8.25%, 08/01/23		400	451,500

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc. (continued):
5.25%, 09/15/24	USD	158	$155,235

			48,424,625
Pharmaceuticals — 1.2%
Ephios Bondco PLC, 6.25%, 07/01/22	EUR	100	126,166
Ephios Holdco II PLC, 8.25%, 07/01/23		100	129,886
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(d)	USD	553	606,917
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(d)		2,123	2,186,690
Nidda Healthcare Holding AG, 3.50%, 09/30/24	EUR	100	121,405
Team Health Holdings, Inc., 6.38%, 02/01/25(d)	USD	400	362,000
Teva Pharmaceutical Finance Netherlands II BV, 1.25%, 03/31/23	EUR	100	109,398
Valeant Pharmaceuticals International, Inc.(d):
7.50%, 07/15/21	USD	616	608,300
6.75%, 08/15/21		457	446,718
5.63%, 12/01/21		330	306,900
6.50%, 03/15/22		742	779,100
7.25%, 07/15/22		1,087	1,059,825
7.00%, 03/15/24		1,166	1,249,077
6.13%, 04/15/25		217	186,078
5.50%, 11/01/25		811	821,219

			9,099,679
Real Estate Investment Trusts (REITs) — 0.5%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24		1,453	1,554,710
4.50%, 09/01/26		1,279	1,288,592
NH Hotel Group SA, 3.75%, 10/01/23	EUR	129	162,509
Starwood Property Trust, Inc.:
5.00%, 12/15/21	USD	638	664,318
4.75%, 03/15/25(d)(i)		98	97,755

			3,767,884
Real Estate Management & Development — 0.4%
ADLER Real Estate AG:
4.75%, 04/08/20	EUR	100	124,333
2.13%, 02/06/24		100	117,812
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(d)	USD	218	224,540
Howard Hughes Corp., 5.38%, 03/15/25(d)		283	290,783

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Real Estate Management & Development (continued)
Realogy Group LLC/Realogy Co-Issuer Corp.(d):
4.50%, 04/15/19	USD	391	$397,842
5.25%, 12/01/21		487	506,480
4.88%, 06/01/23		985	992,387
RESIDOMO Sro, 3.38%, 10/15/24	EUR	100	122,001
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18(d)	USD	245	245,613

			3,021,791
Road & Rail — 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.13%, 06/01/22(d)		1,335	1,343,344
EC Finance PLC, 2.38%, 11/15/22	EUR	100	122,023
Herc Rentals, Inc.(d):
7.50%, 06/01/22	USD	144	155,160
7.75%, 06/01/24		228	249,683
Hertz Corp., 7.63%, 06/01/22(d)		378	390,179
Loxam SAS:
3.50%, 05/03/23	EUR	100	124,351
6.00%, 04/15/25		100	129,985
United Rentals North America, Inc.:
4.63%, 07/15/23	USD	114	117,420
5.50%, 07/15/25		2	2,127
4.63%, 10/15/25		492	501,348
4.88%, 01/15/28		203	205,284
Watco Cos. LLC/Watco Finance Corp., 6.38%, 04/01/23(d)		350	362,250

			3,703,154
Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		200	226,000
Micron Technology, Inc., 5.50%, 02/01/25		24	25,380
Microsemi Corp., 9.13%, 04/15/23(d)		35	39,594
Sensata Technologies BV(d):
5.63%, 11/01/24		220	243,100
5.00%, 10/01/25		288	307,440
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26(d)		200	217,500

			1,059,014
Software — 2.3%
BMC Software Finance, Inc., 8.13%, 07/15/21(d)		791	800,642
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Holdings LLC, 10.00%, 11/30/24(d)		523	585,760

Security		Par (000)	Value
Software (continued)
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 05/01/21(d)(f)	USD	1,666	$1,707,650
Infor US, Inc., 6.50%, 05/15/22		3,047	3,138,410
Informatica LLC, 7.13%, 07/15/23(d)		1,059	1,080,180
Nuance Communications, Inc.:
5.38%, 08/15/20(d)		437	443,118
6.00%, 07/01/24		835	893,450
PTC, Inc., 6.00%, 05/15/24		197	211,283
Rackspace Hosting, Inc., 8.63%, 11/15/24(d)		405	434,363
RP Crown Parent LLC, 7.38%, 10/15/24(d)		145	151,163
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(d)		2,690	3,026,250
SS&C Technologies Holdings, Inc., 5.88%, 07/15/23		1,485	1,570,387
TIBCO Software, Inc., 11.38%, 12/01/21(d)		1,466	1,594,275
Veritas US, Inc./Veritas Bermuda Ltd.(d):
7.50%, 02/01/23		369	387,450
10.50%, 02/01/24		1,279	1,339,752

			17,364,133
Specialty Retail — 0.3%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		1,041	1,085,242
Group 1 Automotive, Inc., 5.25%, 12/15/23(d)		69	71,415
JC Penney Corp., Inc.:
8.13%, 10/01/19		111	112,388
7.40%, 04/01/37		115	72,450
L Brands, Inc., 6.88%, 11/01/35		208	210,080
Masaria Investments SAU, 5.00%, 09/15/24	EUR	100	120,721
Penske Automotive Group, Inc., 5.75%, 10/01/22	USD	288	296,820
PetSmart, Inc., 5.88%, 06/01/25(d)		401	344,860
Shop Direct Funding PLC, 7.75%, 11/15/22	GBP	100	128,157

			2,442,133
Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC/EMC Corp.(d):
7.13%, 06/15/24	USD	1,277	1,388,163
6.02%, 06/15/26		245	269,331
8.35%, 07/15/46		385	484,439
Western Digital Corp.:
7.38%, 04/01/23(d)		521	566,587

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. (continued):
10.50%, 04/01/24	USD	1,315	$1,527,372

			4,235,892
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 05/01/23	EUR	54	69,673
Levi Strauss & Co., 3.38%, 03/15/27		100	125,422

			195,095
Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 09/15/21	GBP	100	139,865
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(d):
5.25%, 03/15/22	USD	225	232,313
5.25%, 10/01/25		316	315,210

			687,388
Trading Companies & Distributors — 0.0%
Ashtead Capital, Inc., 5.63%, 10/01/24(d)		320	339,200

Transportation Infrastructure — 0.1%
CMA CGM SA, 7.75%, 01/15/21	EUR	100	124,313
Swissport Financing Sarl:
6.75%, 12/15/21		100	124,976
9.75%, 12/15/22		100	127,644
WFS Global Holding SAS, 9.50%, 07/15/22		100	127,654

			504,587
Utilities — 0.0%
ContourGlobal Power Holdings SA, 5.13%, 06/15/21		100	124,307

Wireless Telecommunication Services — 2.7%
Crown Castle Towers LLC, 6.11%, 01/15/40(d)	USD	375	397,048
CyrusOne LP/CyrusOne Finance Corp.(d):
5.00%, 03/15/24		797	828,880
5.38%, 03/15/27		62	64,945
Digicel Group Ltd., 7.13%, 04/01/22(d)		485	438,086
Digicel Ltd., 6.00%, 04/15/21(d)		2,228	2,149,240
Equinix, Inc., 2.88%, 10/01/25	EUR	100	121,432
GEO Group, Inc.:
5.88%, 01/15/22	USD	90	92,813
5.13%, 04/01/23		373	374,865
5.88%, 10/15/24		608	629,280
6.00%, 04/15/26		100	103,750
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	100	121,939
Matterhorn Telecom SA:
3.88%, 05/01/22		100	121,828
4.00%, 11/15/27		100	117,816

Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(d)	USD	380	$363,850
SBA Communication Corp., 4.00%, 10/01/22(d)		499	501,495
Sprint Capital Corp.:
6.90%, 05/01/19		270	283,838
6.88%, 11/15/28		1,748	1,793,885
8.75%, 03/15/32		262	303,265
Sprint Communications, Inc., 7.00%, 03/01/20(d)		402	430,642
Sprint Corp.:
7.88%, 09/15/23		1,079	1,162,622
7.13%, 06/15/24		4,437	4,617,275
7.63%, 02/15/25		745	791,190
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(d)		1,629	1,641,706
T-Mobile USA, Inc.:
6.13%, 01/15/22		81	83,835
6.00%, 03/01/23		653	685,111
6.63%, 04/01/23		362	378,742
6.84%, 04/28/23		85	89,250
6.50%, 01/15/24		584	619,770
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23		745	713,337
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		406	452,149
Wind Tre SpA, 5.00%, 01/20/26(d)		200	191,580

			20,665,464

Total Corporate Bonds — 54.6% (Cost — $410,240,242)			412,906,730

Floating Rate Loan Interests — 80.5%

Aerospace & Defense — 1.5%
Accudyne Industries LLC, 2017 Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.08%, 08/02/24(l)		3,305	3,318,782
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 07/07/22(m)		490	492,818
Engility Corp.(l):
Term Loan B1, (1 mo. LIBOR + 2.75%), 4.10%, 08/12/20		221	221,722
Term Loan B2, (PRIME + 2.50%), 4.60%, 08/12/23		394	397,425
GTCR Valor Companies, Inc., 2017 Term Loan B1, (3 mo. LIBOR + 4.25%), 5.58%, 06/16/23(l)		1,755	1,775,849

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.(l):
2017 Extended Term Loan F, (1 mo. LIBOR + 2.75%), 4.33%, 05/14/22	USD	3,563	$3,563,491
2017 Term Loan E, (1 mo. LIBOR + 2.75%), 4.33%, 05/14/22		1,682	1,685,765

			11,455,852
Air Freight & Logistics — 0.5%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2, (1 mo. LIBOR + 2.25%), 3.53%, 04/03/22(l)		1,796	1,795,572
CEVA Group PLC, Letter of Credit, (3 mo. LIBOR + 5.50%), 6.50%, 03/19/21(a)(l)		701	652,386
CEVA Intercompany BV, Dutch Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 6.88%, 03/19/21(l)		715	679,235
CEVA Logistics Canada ULC, Canadian Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 6.88%, 03/19/21(l)		123	116,958
CEVA Logistics US Holdings, Inc., Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 6.88%, 03/19/21(l)		942	895,321

			4,139,472
Airlines — 0.0%
Northwest Airlines, Inc., Term Loan, (6 mo. LIBOR + 1.23%), 2.68%, 09/10/18(a)(l)		151	148,959

Auto Components — 0.8%
Boing US Holdco Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.88%, 10/03/24(a)(l)		1,720	1,732,900
Dayco Products LLC, 2017 Term Loan B, (3 mo. LIBOR + 5.00%), 6.48%, 05/19/23(a)(l)		950	957,352
FPC Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.00%), 5.33%, 11/19/19(l)		1,118	1,107,595
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.27%, 04/30/19(l)		401	402,004

Security		Par (000)	Value
Auto Components (continued)
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 4.35%, 05/16/24(l)	USD	1,680	$1,671,600

			5,871,451
Automobiles — 0.1%
CH Hold Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.35%, 02/01/24(l)		891	897,242

Banks — 0.1%
Capri Finance LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 4.63%, 11/01/24(l)		470	468,534

Building Materials — 0.2%
Allied Universal HoldCo LLC, 2015 Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.08%, 07/28/22(l)		689	684,952
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, (3 mo. LIBOR + 8.50% 1.00% Floor), 9.88%, 07/28/23(l)		789	784,468

			1,469,420
Building Products — 1.1%
Continental Building Products LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.83%, 08/18/23(l)		1,417	1,420,034
CPG International Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.08%, 05/03/24(l)		1,957	1,961,554
Jeld-Wen, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 07/01/22(l)		1,646	1,656,406
Ply Gem Industries, Inc., Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 02/01/21(l)		1,017	1,023,621
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.59%, 12/19/23(l)		2,626	2,644,131

			8,705,746
Capital Markets — 0.8%
Duff & Phelps Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.61%, 10/14/24(l)		980	980,304
FinCo I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 2.75%, 06/14/22(l)		1,360	1,374,280
Greenhill & Co., Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.11%, 10/12/22(l)		1,448	1,453,430

16	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Capital Markets (continued)
RPI Finance Trust, Term Loan B6, (3 mo. LIBOR + 2.00%), 3.33%, 03/27/23(l)	USD	2,067	$2,075,928

			5,883,942
Chemicals — 2.2%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 01/31/24(l)		713	717,371
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 3.33%, 06/01/24(l)		2,147	2,152,945
CeramTec Acquisition Corp., Term Loan B2, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.23%, 08/30/20(l)		71	71,041
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 05/16/24(l)		1,352	1,357,100
Chemours Company, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.85%, 05/12/22(l)		113	113,854
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.83%, 06/28/24(l)		660	662,198
Encapsys LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 11/07/24(l)		1,000	1,005,630
Evergreen Acqco 1 LP, Term Loan, (3 mo. LIBOR + 3.75%), 5.11%, 07/09/19(l)		197	177,878
H.B. Fuller Co., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.53%, 10/12/24(l)		1,335	1,339,819
MacDermid, Inc.(l):
Term Loan B6, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.35%, 06/07/23		1,820	1,828,830
Term Loan B7, (1 mo. LIBOR + 2.50% 1.00% Floor), 3.85%, 06/07/20		335	337,274
OXEA Finance & Cy SCA, 2017 Term Loan, (3 mo. LIBOR + 3.50%), 4.88%, 10/11/24(l)		3,392	3,397,665
PQ Corp., 2017 Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.63%, 11/04/22(l)		691	697,461
Solenis International LP, 2nd Lien Term Loan, (3 mo. LIBOR + 6.75% 1.00% Floor), 8.23%, 07/31/22(l)		1,915	1,867,125

Security		Par (000)	Value
Chemicals (continued)
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.13%, 08/07/20(l)	USD	526	$525,700
Tronox Blocked Borrower LLC, Term Loan B, (3 mo. LIBOR + 3.00%), 4.32%, 09/22/24(l)		74	74,408
Tronox Finance LLC, Term Loan B, (3 mo. LIBOR + 3.00%), 4.32%, 09/22/24(l)		170	171,712

			16,498,011
Commercial Services & Supplies — 3.6%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 3.45%, 11/10/23(l)		1,970	1,970,840
Asurion LLC(l):
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 7.35%, 08/04/25		901	923,750
2017 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.10%, 08/04/22		1,899	1,906,908
2017 Term Loan B5, (1 mo. LIBOR + 3.00%), 4.35%, 11/03/23		1,722	1,728,021
Camelot UK Holdco Ltd., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 10/03/23(l)		4,935	4,948,649
Catalent Pharma Solutions, Inc., Term Loan B, (1 Week LIBOR + 2.25% 1.00% Floor), 3.49%, 05/20/21(l)		2,414	2,424,819
Creative Artists Agency LLC, 2017 1st Lien Term Loan B, (PRIME + 2.50%), 4.75%, 02/15/24(l)		1,290	1,301,540
Employbridge LLC, Exit Term Loan, (3 mo. LIBOR + 6.50% 1.00% Floor), 7.83%, 05/16/20(l)		513	493,006
Garda World Security Corp., 2017 Term Loan, (PRIME + 2.50%), 5.24%, 05/24/24(l)		861	863,070
Harland Clarke Holdings Corp., Term Loan B6, (3 mo. LIBOR + 5.50%, 1.00% Floor) 6.83%, 02/09/22(l)		825	827,514
KAR Auction Services, Inc., Term Loan B5, (3 mo. LIBOR + 2.50%), 3.88%, 03/09/23(l)		704	708,067
Livingston International, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 5.58%, 04/18/19(l)		343	330,403
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 05/02/22(l)		2,177	2,192,052

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Services & Supplies (continued)
US Security Associates Holdings, Inc., 2016 Term Loan, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.33%, 07/14/23(l)	USD	2,052	$2,073,679
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.35%, 10/10/24(l)		2,186	2,181,768
Wrangler Buyer Corp., Term Loan B, (1 mo. LIBOR + 3.00%), 4.35%, 09/27/24(l)		2,599	2,614,057

			27,488,143
Communications Equipment — 1.3%
Avantor, Inc., 2017 1st Lien Term Loan, 4.57%, 09/07/24(m)		2,678	2,678,830
Avaya, Inc.(l):
DIP Term Loan, (1 Week LIBOR + 7.50% 1.00% Floor), 8.70%, 01/24/18		215	214,884
Exit Term Loan B, 5.59%, 11/08/24(m)		2,225	2,193,606
Term Loan B7, 4.60%, 05/29/20(b)(g)		935	712,219
Colorado Buyer, Inc., Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.38%, 05/01/24(l)		1,192	1,197,675
CommScope, Inc., Term Loan B5, (3 mo. LIBOR + 2.00%), 3.38%, 12/29/22(l)		409	411,080
Riverbed Technology, Inc., 2016 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 04/24/22(l)		903	886,364
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.50% 1.00% Floor), 5.85%, 11/01/24(l)		1,605	1,618,546

			9,913,204
Construction & Engineering — 1.0%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 5.63%, 06/21/24(l)		5,655	5,678,928
CNT Holdings III Corp., 2017 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 01/22/23(l)		583	564,144
Pike Corp., Replacement Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.85%, 09/20/24(l)		145	146,933

Security		Par (000)	Value
Construction & Engineering (continued)
USIC Holdings, Inc., 2017 Term Loan B, (6 mo. LIBOR + 3.50% 1.00% Floor), 5.00%, 12/08/23(l)	USD	1,041	$1,047,882

			7,437,887
Construction Materials — 0.8%
Core & Main LP, 2017 Term Loan B, (6 mo. LIBOR + 3.00% 1.00% Floor), 4.46%, 08/01/24(l)		230	231,295
Filtration Group Corp., 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.38%, 11/21/20(l)		3,716	3,742,177
GYP Holdings III Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.38%, 04/01/23(l)		2,299	2,311,597

			6,285,069
Containers & Packaging — 1.1%
Berlin Packaging LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.50%, 10/01/21(l)		99	99,277
Berry Plastics Group, Inc., Term Loan M, (1 mo. LIBOR + 2.25%), 3.50%, 10/01/22(l)		3,463	3,474,382
BWAY Holding Co., 2017 Term Loan B, (2 mo. LIBOR + 3.25%), 4.52%, 04/03/24(l)		2,963	2,974,218
Flex Acquisition Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.34%, 12/29/23(l)		1,144	1,149,971
Plastipak Holdings, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.02%, 10/04/24(l)		865	869,109

			8,566,957
Distributors — 0.6%
American Builders & Contractors Supply Co., Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.85%, 10/31/23(l)		2,310	2,317,536
American Tire Distributors Holdings, Inc., 2015 Term Loan, (1 mo. LIBOR + 4.25% 1.00% Floor), 5.60%, 09/01/21(l)		293	294,328
TriMark USA LLC(l):
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 4.82%, 09/26/24		1,790	1,801,182

18	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Distributors (continued)
TriMark USA LLC (continued)(l):
Delayed Draw Term Loan, 4.82%, 09/26/24	USD	83	$83,377

			4,496,423
Diversified Consumer Services — 2.5%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 07/12/24(l)		825	829,125
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.60%, 11/07/23(l)		2,978	2,985,045
Equian LLC, Term Loan B, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.04%, 05/20/24(l)		2,346	2,360,320
J.D. Power and Associates, 1st Lien Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 5.58%, 09/07/23(l)		1,975	1,987,356
Serta Simmons Bedding LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.84%, 11/08/23(l)		3,837	3,702,589
ServiceMaster Co., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 3.85%, 11/08/23(l)		4,843	4,850,956
Spin Holdco Inc., 2017 Term Loan B, (2 mo. LIBOR + 3.75% 1.00% Floor), 5.15%, 11/14/22(l)		1,837	1,850,253
Weight Watchers International, Inc., 2017 Term Loan B, 4.59%, 11/17/24(l)		575	565,557

			19,131,201
Diversified Financial Services — 0.7%
AlixPartners LLP, 2017 Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.08%, 04/04/24(l)		1,453	1,458,554
Diamond US Holding LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 04/06/24(a)(l)		1,247	1,246,875
Kingpin Intermediate Holdings LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 4.25% 1.00% Floor), 5.57%, 06/28/24(l)		1,536	1,547,671
Nomad Foods Europe Midco Ltd., Term Loan B, (1 mo. LIBOR + 2.75%), 4.00%, 05/15/24(l)		1,215	1,218,038

Security		Par (000)	Value
Diversified Financial Services (continued)
SAM Finance Luxembourg Sarl, Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.57%, 12/17/20(l)	USD	227	$228,432

			5,699,570
Diversified Telecommunication Services — 5.8%
CenturyLink, Inc.:
2017 Term Loan A, 4.85%, 02/09/22(l)(m)		1,500	1,487,340
2017 Term Loan B, (PRIME + 1.75%), 2.75%, 01/31/25(l)		16,030	15,338,786
Frontier Communications Corp., 2017 Term Loan B1, (PRIME + 2.75%), 5.09%, 06/15/24(l)		1,401	1,333,165
Level 3 Financing, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.25%), 3.70%, 02/22/24(l)		8,075	8,064,906
Lumos Networks Operating Co.:
1st Lien Term Loan B, 4.08%, 10/16/24(m)		397	398,343
Topco Term Loan, 4.39%, 10/16/24(l)		373	372,376
Sprint Communications, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 3.88%, 02/02/24(l)		3,766	3,765,134
Telenet International Finance Sarl(l):
Term Loan AI, (1 mo. LIBOR + 2.75%), 4.00%, 06/30/25		5,485	5,488,072
Term Loan Al, 2.50%, 03/02/26		4,380	4,380,000
Telesat Canada, Term Loan B4, (2 mo. LIBOR + 3.00%), 4.32%, 11/17/23(l)		1,336	1,342,099
Virgin Media Investment Holdings Ltd., GBP Term Loan L, (LIBOR - GBP + 3.25%), 3.75%, 01/31/27(l)	GBP	1,400	1,892,281

			43,862,502
Electric Utilities — 1.5%
Energy Future Intermediate Holding Co. LLC, 2017 DIP Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.35%, 06/30/18(l)	USD	10,985	11,018,395

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Electric Utilities (continued)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 11/10/18(a)(m)	USD	2,375	—

			11,018,395
Electrical Equipment — 0.5%
Gates Global LLC, 2017 Repriced Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.39%, 04/01/24(l)		3,727	$3,745,825

Electronic Equipment, Instruments & Components — 0.1%
Excelitas Technologies Corp., 2017 1st Lien Term Loan, 8.10%, 11/15/24(m)		875	880,469

Energy Equipment & Services — 0.5%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00% 1.00% Floor), 7.24%, 03/01/24(l)		1,500	1,473,750
Ocean Rig UDW Inc., Term Loan, (Fixed + 8.00%), 8.00%, 09/20/24(l)		180	181,987
Pioneer Energy Services Corp., Term Loan, (1 Week LIBOR + 7.75% 1.00% Floor), 8.99%, 11/02/22(l)		770	770,963
Seadrill Partners Finco LLC, Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 02/21/21(l)		900	691,861
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 2.30%), 3.65%, 07/13/20(l)		736	715,560

			3,834,121
Food & Staples Retailing — 1.6%
BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.99%, 02/03/24(l)		2,153	2,117,422
Hostess Brands LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 3.60%, 08/03/22(l)		2,803	2,806,333
Rite Aid Corp.(l):
2nd Lien Term Loan, (1 Week LIBOR + 4.75% 1.00% Floor), 5.96%, 08/21/20		695	697,029
2nd Lien Term Loan, (1 Week LIBOR + 3.87% 1.00% Floor), 5.09%, 06/21/21		1,475	1,476,844

Security		Par (000)	Value
Food & Staples Retailing (continued)
US Foods, Inc., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.10%, 06/27/23(l)	USD	4,765	$4,788,511

			11,886,139
Food Products — 1.8%
Albertsons LLC, 2017 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.10%, 08/25/21(l)		2,220	2,154,709
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.74%, 10/09/23(l)		1,430	1,444,384
Dole Food Company Inc., 2017 Term Loan B, (2 mo. LIBOR + 2.75% 1.00% Floor), 3.99%, 04/06/24(l)		775	777,598
JBS USA LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.76%, 10/30/22(l)		1,960	1,918,007
Pinnacle Foods Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.24%, 02/02/24(l)		2,551	2,564,269
Reddy Ice Corp.(l):
1st Lien Term Loan, (PRIME + 4.50%), 6.88%, 05/01/19		1,782	1,752,438
2nd Lien Term Loan, (3 mo. LIBOR + 9.50%), 10.85%, 11/01/19		724	680,560
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 4.10%, 02/05/23(l)		2,189	2,198,813

			13,490,778
Health Care Equipment & Supplies — 2.2%
Cotiviti Corp., Term Loan B, (3 mo. LIBOR + 2.50%), 3.84%, 09/28/23(a)(l)		2,283	2,294,256
CryoLife, Inc., Term Loan B, 3.85%, 11/14/24(a)(m)		1,745	1,753,725
DJO Finance LLC, 2015 Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 06/08/20(l)		4,966	4,915,953
Immucor, Inc., Extended Term Loan B, (2 mo. LIBOR + 5.00% 1.00% Floor), 6.31%, 06/15/21(l)		3,393	3,441,522
Ortho-Clinical Diagnostics SA, Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.08%, 06/30/21(l)		3,042	3,048,145

20	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
YI LLC(a)(l):
2017 1st Lien Delayed Draw Term Loan, 4.85%, 11/07/24	USD	240	$239,400
2017 1st Lien Term Loan, 4.85%, 11/07/24(m)		955	952,612

			16,645,613
Health Care Providers & Services — 3.9%
Air Medical Group Holdings, Inc.:
2017 Term Loan B2, 09/07/24(m)		1,680	1,687,980
Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.49%, 04/28/22(l)		619	616,995
CHG Healthcare Services, Inc., 2017 Term Loan B, (2 mo. LIBOR + 3.25% 1.00% Floor), 4.63%, 06/07/23(l)		2,143	2,149,745
Community Health Systems, Inc., Term Loan G, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.23%, 12/31/19(l)		927	901,191
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.35%, 02/07/22(l)		880	878,748
DaVita HealthCare Partners, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.10%, 06/24/21(l)		6,782	6,845,792
DuPage Medical Group, Ltd.(l):
1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 4.36%, 08/15/24(a)		1,570	1,571,962
2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 8.42%, 08/15/25		540	540,675
Envision Healthcare Corp., 2016 Term Loan B, (1 mo. LIBOR + 3.00%), 4.35%, 12/01/23(l)		5,499	5,509,647
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.33%, 06/07/23(l)		2,160	2,160,417
National Mentor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.00%), 4.33%, 01/31/21(l)		665	668,520
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50% 1.00% Floor), 5.85%, 10/20/22(l)		1,317	1,323,250
NVA Holdings, Inc., 1st Lien Term Loan B2, (3 mo. LIBOR + 3.50%), 4.83%, 08/14/21(l)		1,132	1,139,216
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 02/06/24(l)		1,257	1,228,238
Vizient, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.85%, 02/13/23(l)		1,303	1,306,530

Security		Par (000)	Value
Health Care Providers & Services (continued)
WP CityMD Bidco LLC, 1st Lien Term Loan, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.33%, 06/07/24(l)	USD	870	$873,811

			29,402,717
Health Care Technology — 0.8%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 03/01/24(l)		2,593	2,599,110
Press Ganey Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.35%, 10/23/23(l)		1,388	1,396,642
Quintiles IMS, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 3.33%, 03/07/24(l)		1,825	1,833,042

			5,828,794
Hotels, Restaurants & Leisure — 4.8%
Amaya Holdings BV(l):
2nd Lien Term Loan, (3 mo. LIBOR + 7.00% 1.00% Floor), 8.33%, 08/01/22		995	995,125
Repriced Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.83%, 08/01/21		3,295	3,310,630
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.50%), 3.70%, 09/15/23(l)		1,114	1,118,793
Bronco Midstream Funding LLC, Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.44%, 08/15/20(l)		1,479	1,488,455
Burger King Newco Unlimited Liability Co., Term Loan B3, (1 mo. LIBOR + 2.25% 1.00% Floor), 3.58%, 02/16/24(l)		4,136	4,133,494
Caesars Entertainment Resort Properties LLC, Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.85%, 10/11/20(l)		10,049	10,042,720
Caesars Growth Properties Holdings LLC, 2017 Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 05/08/21(l)		1,802	1,801,799
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B,(m)		2,346	2,357,928
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.10%, 08/08/21(l)		839	842,042
CEC Entertainment, Inc., Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.35%, 02/14/21(l)		703	676,148

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Cyan Blue Holdco 3 Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.50%), 4.83%, 07/26/24(l)	USD	1,385	$1,392,034
ESH Hospitality, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.60%, 08/30/23(l)		1,851	1,853,908
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.50%), 3.85%, 11/30/23(l)		213	214,365
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 2.00%), 3.33%, 10/25/23(l)		853	856,778
La Quinta Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.11%, 04/14/21(l)		450	451,952
Playa Resorts Holding BV, 2017 Term Loan B, 04/05/24(m)		1,115	1,118,903
Scientific Games International, Inc., 2017 Term Loan B4, (1 mo. LIBOR + 3.25%), 4.60%, 08/14/24(l)		1,523	1,535,806
Station Casinos LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 3.82%, 06/08/23(l)		1,137	1,138,481
Yum! Brands, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 2.00%), 3.28%, 06/16/23(l)		901	907,229

			36,236,590
Household Durables — 0.2%
Serta Simmons Bedding LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 8.00% 1.00% Floor), 9.24%, 11/08/24(l)		1,712	1,553,483

Household Products — 0.3%
Diamond (BC) B.V., Term Loan, (2 mo. LIBOR + 3.00%), 4.42%, 09/06/24(l)(m)		400	400,232
Spectrum Brands, Inc., 2017 Term Loan B, (2 mo. LIBOR + 2.00%), 3.40%, 06/23/22(l)		1,754	1,762,779

			2,163,011
Independent Power and Renewable Electricity Producers — 1.6%
AES Corp., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 3.45%, 05/24/22(l)		1,468	1,472,219
Calpine Construction Finance Co., LP, Original Term Loan B1, (1 mo. LIBOR + 2.25%), 3.60%, 05/03/20(l)		787	785,686
Calpine Corp.(l):
Term Loan B5, (3 mo. LIBOR + 2.75%), 4.09%, 01/15/24		461	461,571

Security		Par (000)	Value
Insurance (continued)
Calpine Corp. (continued)(l):
Term Loan B6, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.09%, 01/15/23	USD	1,159	$1,160,382
Dynegy, Inc., 2017 Term Loan C, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 02/07/24(l)		2,304	2,316,589
Granite Acquisition, Inc.(l):
Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.34%, 12/19/21		1,662	1,678,423
Term Loan C, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.33%, 12/19/21		75	75,876
Nautilus Power LLC, Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 5.60%, 05/16/24(l)		2,534	2,551,385
Terra-Gen Finance Co. LLC, Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 5.60%, 12/09/21(a)(l)		1,530	1,376,893

			11,879,024
Industrial Conglomerates — 0.6%
Cortes NP Acquisition Corp., 2017 Term Loan B, (PRIME + 3.00%), 5.35%, 11/30/23(l)		3,181	3,193,838
Sequa Corp., 1st Lien Term Loan, (2 mo. LIBOR + 5.50% 1.00% Floor), 6.87%, 11/28/21(l)		1,466	1,475,490

			4,669,328
Insurance — 1.5%
Alliant Holdings I, Inc., 2015 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 08/12/22(l)		2,299	2,307,995
AmWINS Group, Inc.(l):
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75% 1.00% Floor), 8.10%, 01/25/25		1,122	1,137,147
2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 01/25/24		913	915,383
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.50%), 4.85%, 10/22/24(l)		1,349	1,357,967
Davis Vision Inc., 1st Lien Term Loan B, 11/01/24(m)		690	693,450
Hub International Ltd., Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.41%, 10/02/20(l)		1,064	1,067,523

22	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Insurance (continued)
Sedgwick Claims Management Services, Inc.(l):
1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 03/01/21	USD	1,612	$1,616,594
2nd Lien Term Loan, (1 mo. LIBOR + 5.75% 1.00% Floor), 7.10%, 02/28/22		1,650	1,664,438
Stratose Intermediate Holdings II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 06/22/23(l)		718	722,243

			11,482,740
Internet & Direct Marketing Retail — 0.2%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, (1 mo. LIBOR + 3.25%), 4.60%, 08/18/23(l)		1,499	1,507,302

Internet Software & Services — 1.1%
Go Daddy Operating Co. LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 3.60%, 02/15/24(l)		2,624	2,630,850
Intralinks, Inc., 1st Lien Term Loan, 11/11/24(m)		1,060	1,054,700
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.38%, 11/03/23(l)		3,124	3,118,770
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.10%, 05/06/24(l)		1,464	1,458,957

			8,263,277
IT Services — 4.4%
First Data Corp., 2024 Term Loan, (1 mo. LIBOR + 2.25%), 3.56%, 04/26/24(l)		11,176	11,173,814
NeuStar, Inc.(l):
Term Loan B1, (3 mo. LIBOR + 3.25%), 4.65%, 01/08/20		166	167,437
Term Loan B2, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.15%, 08/08/24		549	553,720
Optiv Security, Inc.(l):
1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.63%, 02/01/24		3,340	3,180,763
2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 8.63%, 02/01/25		1,000	925,000

Security		Par (000)	Value
IT Services (continued)
Peak 10, Inc. (l):
2017 1st Lien Term Loan, (2 mo. LIBOR + 3.50% 1.00% Floor), 4.82%, 08/01/24	USD	440	$440,686
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 8.63%, 08/01/25		1,556	1,572,851
Sabre Global Inc., Incremental Term Loan B, (1 mo. LIBOR + 2.25% 1.00% Floor), 3.60%, 02/22/24(l)		1,223	1,227,974
TKC Holdings, Inc.(l):
2017 2nd Lien Term Loan, (2 mo. LIBOR + 8.00% 1.00% Floor), 9.42%, 02/01/24		1,345	1,355,087
2017 Term Loan, (1 mo. LIBOR + 4.25% 1.00% Floor), 5.67%, 02/01/23		1,856	1,875,401
Trans Union LLC, Term Loan B3, (1 mo. LIBOR + 2.00%), 3.35%, 04/10/23(l)		5,520	5,539,013
Vantiv LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.25%, 10/14/23(l)		792	795,619
VF Holding Corp., Reprice Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 06/30/23(l)		2,188	2,199,768
WEX, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.75%), 4.10%, 06/30/23(l)		2,444	2,458,947

			33,466,080
Leisure Products — 0.1%
MND Holdings III Corp., 2017 Term Loan B, (3 mo. LIBOR + 4.50% 1.00% Floor), 5.83%, 06/19/24(a)(l)		808	812,015

Life Sciences Tools & Services — 0.5%
Albany Molecular Research, Inc.(l):
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 08/30/24		1,240	1,243,621
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00% 1.00% Floor), 8.33%, 08/30/25		920	931,500
Parexel International Corp., Term Loan B, (1 mo. LIBOR + 3.00%), 4.35%, 09/27/24(l)		1,672	1,681,062

			3,856,183
Machinery — 1.1%
Clark Equipment Co., 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 3.83%, 05/18/24(l)		1,031	1,035,511

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Machinery (continued)
Faenza Acquisition GmbH(l):
Term Loan B1, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.23%, 08/30/20	USD	554	$553,331
Term Loan B3, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.23%, 08/30/20		170	169,442
Gardner Denver, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.75%), 4.08%, 07/30/24(l)		1,393	1,397,113
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.85%, 08/05/24(l)		905	907,720
Mueller Water Products, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 3.85%, 11/25/21(l)		554	558,569
Rexnord LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.11%, 08/21/23(l)		1,313	1,314,240
Signode Industrial Group US, Inc., Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 05/04/21(l)		798	801,586
Tecomet Inc., 2017 Repriced Term Loan, (PRIME + 2.50%), 5.13%, 05/01/24(l)		1,378	1,388,108

			8,125,620
Media — 6.4%
Altice Financing SA:
2017 1st Lien Term Loan, 4.58%, 01/05/26(a)(m)		2,073	2,010,325
2017 Term Loan B, (3 mo. LIBOR + 2.75%), 4.11%, 07/15/25(l)		574	560,584
Altice US Finance I Corp., 2017 Term Loan, (1 mo. LIBOR + 2.25%), 3.60%, 07/28/25(l)		4,774	4,736,437
CBS Radio Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.75%), 4.17%, 11/17/24(l)		1,139	1,146,413
Charter Communications Operating LLC, 2016 Term Loan I Add, (1 mo. LIBOR + 2.25%), 3.60%, 01/15/24(l)		4,541	4,560,149
CSC Holdings LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 3.51%, 07/17/25(l)		3,766	3,742,280
DHX Media Ltd., Term Loan B, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.10%, 12/29/23(l)		863	863,381
Getty Images, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 4.83%, 10/18/19(l)		337	292,869

Security		Par (000)	Value
Media (continued)
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.35%, 05/31/21(l)	USD	792	$734,908
Intelsat Jackson Holdings SA, Term Loan B2, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.07%, 06/30/19(l)		6,114	6,093,788
Live Nation Entertainment, Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 3.63%, 10/31/23(l)		600	603,954
Mission Broadcasting, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.50%), 3.74%, 01/17/24(l)		302	302,865
Nexstar Broadcasting, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.50%), 3.74%, 01/17/24(l)		2,393	2,399,107
Numericable Group SA, Term Loan B12, (3 mo. LIBOR + 3.00%), 4.35%, 01/31/26(l)		2,305	2,247,375
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 4.35%, 02/01/24(l)		940	932,640
SBA Senior Finance II LLC, Term Loan B1, (1 mo. LIBOR + 2.25%), 3.60%, 03/24/21(l)		1,911	1,915,322
Trader Corp., 2017 Term Loan B, (OR + 3.00% 1.00% Floor), 4.41%, 09/28/23(l)		985	985,672
Tribune Media Co., Term Loan C, (1 mo. LIBOR + 3.00%), 4.35%, 01/27/24(l)		2,416	2,419,226
Unitymedia Finance LLC, Term Loan B, (1 mo. LIBOR + 2.25%), 3.50%, 09/30/25(l)		2,800	2,798,824
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 03/15/24(l)		1,891	1,876,311
Virgin Media Bristol LLC, 2017 Term Loan, 01/31/26(m)		5,346	5,342,685

24	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 3.75%, 04/15/25(l)	USD	1,722	$1,711,289

			48,276,404
Metals & Mining — 0.1%
WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 6.82%, 09/30/23(l)		510	510,273

Multiline Retail — 0.3%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.25%, 08/04/24(l)		935	936,169
Hudson’s Bay Co., 2015 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.72%, 09/30/22(l)		883	867,416
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.49%, 10/25/20(l)		500	407,429

			2,211,014
Oil, Gas & Consumable Fuels — 3.0%
BCP Raptor LLC, Term Loan B, (3 mo. LIBOR + 4.25% 1.00% Floor), 5.73%, 06/24/24(l)		1,745	1,757,635
BCP Renaissance Parent LLC, 2017 Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.38%, 10/31/24(l)		2,013	2,031,238
California Resources Corp.:
2017 1st Lien Term Loan, 4.99%, 11/08/22(m)		1,545	1,518,750
Second Out Term Loan, (1 mo. LIBOR + 10.37%), 11.66%, 12/31/21(l)		3,145	3,396,600
Chesapeake Energy Corp., Term Loan, (3 mo. LIBOR + 7.50% 1.00% Floor), 8.95%, 08/23/21(l)		2,457	2,613,249
CITGO Holding, Inc., 2015 Term Loan B, (3 mo. LIBOR + 8.50% 1.00% Floor), 9.84%, 05/12/18(l)		777	778,369
CONSOL Energy, Inc., 1st Lien Term Loan B, 10/26/22(m)		780	781,943
EWT Holdings III Corp., 1st Lien Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.08%, 01/15/21(l)		115	116,097
Medallion Midland Acquisition LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.56%, 10/30/24(a)(l)		1,230	1,231,537

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.83%, 12/31/23(l)	USD	3,398	$3,395,373
Moxie Patriot LLC, Term Loan B1, (3 mo. LIBOR + 5.75%), 7.08%, 12/19/20(a)(l)		497	479,486
PowerTeam Services LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 8.58%, 11/06/20(l)		200	199,250
Ultra Resources, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.41%, 04/12/24(l)		1,123	1,120,193
Veresen Midstream LP, Reprice Term Loan B, (1 mo. LIBOR + 3.00%), 4.35%, 03/31/22(l)		1,861	1,872,697
Vine Oil & Gas LP, Term Loan B, (1 mo. LIBOR + 6.87% 1.00% Floor), 8.22%, 12/12/21(a)(l)		1,148	1,130,780

			22,423,197
Personal Products — 0.9%
Clover Merger Sub, Inc.(l):
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.83%, 09/26/24		3,650	3,485,750
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.75% 1.00% Floor), 9.08%, 09/26/25		1,656	1,490,400
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR + 2.75%), 4.10%, 01/26/24(l)		1,803	1,811,704
Revlon Consumer Products Corp., 2016 Term Loan B, (1 mo. LIBOR + 3.50%), 4.85%, 09/07/23(l)		345	260,175

			7,048,029
Pharmaceuticals — 2.0%
Akorn, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 5.63%, 04/16/21(a)(l)		1,349	1,352,784
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR + 2.25%), 3.45%, 01/31/25(l)		5,955	5,969,963
Jaguar Holding Co. II, 2017 Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 08/18/22(l)		4,090	4,096,069

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc., Series F1 Term Loan B, (1 mo. LIBOR + 3.50%), 4.75%, 04/01/22(l)	USD	3,371	$3,415,292

			14,834,108
Professional Services — 0.9%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.63%, 07/23/21(l)		515	499,666
Cast and Crew Payroll LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%), 4.33%, 09/26/24(l)		2,256	2,269,662
Information Resources, Inc., 1st Lien Term Loan, (OR + 4.25% 1.00% Floor), 5.62%, 01/18/24(l)		771	775,621
SIRVA Worldwide, Inc., 2016 Term Loan, (3 mo. LIBOR + 6.50% 1.00% Floor), 7.84%, 11/14/22(a)(l)		1,116	1,122,145
Sterling Infosystems, Inc., 1st Lien Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.84%, 06/20/22(a)(l)		2,231	2,236,791

			6,903,885
Real Estate Investment Trusts (REITs) — 0.5%
Capital Automotive LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.50% 1.00% Floor), 3.85%, 03/24/24(l)		575	576,083
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.25%), 3.60%, 04/25/23(l)		3,163	3,175,218

			3,751,301
Real Estate Management & Development — 0.8%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 3.85%, 04/18/24(l)		1,403	1,408,259
DTZ US Borrower LLC, 2015 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.63%, 11/04/21(l)		2,048	2,012,025

Security		Par (000)	Value
Real Estate Management & Development (continued)
Realogy Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.60%, 07/20/22(l)	USD	2,606	$2,616,127

			6,036,411
Road & Rail — 0.2%
PODS LLC, 2017 Term Loan B, 11/21/24(m)		1,355	1,359,241

Semiconductors & Semiconductor Equipment — 0.3%
Cavium, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.60%, 08/16/22(a)(l)		523	523,474
Microsemi Corp., 2017 1st Lien Term Loan B, (2 mo. LIBOR + 2.00%), 3.38%, 01/13/23(l)		369	370,118
ON Semiconductor Corp., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.60%, 03/31/23(l)		326	326,819
Versum Materials, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 3.33%, 09/29/23(l)		708	710,950

			1,931,361
Software — 7.6%
Almonde, Inc.(l):
1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.98%, 06/13/24		1,142	1,140,630
2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 8.73%, 06/13/25		226	225,887
Applied Systems, Inc.(l):
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.57%, 09/19/24		1,939	1,957,559
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00% 1.00% Floor), 8.32%, 09/19/25		470	483,296
Aptean, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 5.59%, 12/20/22(l)		1,109	1,116,825
BMC Software Finance, Inc., 2017 Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.10%, 09/10/22(l)		1,134	1,134,592
Cypress Intermediate Holdings, Inc.(l):
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.35%, 04/27/24		1,222	1,223,465

26	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
Cypress Intermediate Holdings, Inc. (continued)(l):
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75% 1.00% Floor), 8.10%, 04/27/25	USD	740	$757,575
Dell Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.35%, 09/07/23(l)		3,005	3,005,899
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR + 3.75%), 5.08%, 05/28/24(l)		2,050	2,050,513
DTI Holdco, Inc., 2016 Term Loan B, (3 mo. LIBOR + 5.25% 1.00% Floor), 6.63%, 09/30/23(l)		1,115	1,109,024
Hyland Software, Inc.(l):
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.60%, 07/01/22		1,271	1,281,802
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 8.35%, 07/07/25		580	591,600
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.08%, 02/01/22(l)		2,860	2,855,349
Informatica Corp., Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.83%, 08/05/22(l)		3,666	3,672,880
IQOR US, Inc., Term Loan B, (3 mo. LIBOR + 5.00% 1.00% Floor), 6.34%, 04/01/21(l)		1,511	1,503,641
Kronos, Inc.(l):
2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.84%, 11/01/23		2,595	2,607,178
2nd Lien Term Loan, (3 mo. LIBOR + 8.25% 1.00% Floor), 9.63%, 11/01/24		1,175	1,210,003
LANDesk Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 5.60%, 01/20/24(l)		333	322,416
MA FinanceCo., LLC, Term Loan B3, (3 mo. LIBOR + 2.75%), 4.06%, 06/21/24(l)		279	279,376
McAfee LLC, 2017 Term Loan B, (3 mo. LIBOR + 4.50% 1.00% Floor), 5.83%, 09/30/24(l)		805	808,397
Mitchell International, Inc.(l):
1st Lien Term Loan, (2 mo. LIBOR + 3.50% 1.00% Floor), 4.81%, 10/13/20		2,152	2,152,605

Security		Par (000)	Value
Software (continued)
Mitchell International, Inc.(continued):
2017 1st Lien Term Loan,11/20/24(m)	USD	3,725	$3,724,831
2017 2nd Lien Term Loan, 11/20/25(m)		1,180	1,188,354
2017 Delayed Draw Term Loan, 11/20/24(m)		300	300,469
2nd Lien Term Loan, (3 mo. LIBOR + 7.50% 1.00% Floor), 8.88%, 10/11/21(l)		1,250	1,250,000
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.04%, 04/26/24(l)		1,786	1,746,181
Project Leopard Holdings, Inc., Term Loan B, (3 mo. LIBOR + 5.50% 1.00% Floor), 6.83%, 07/07/23(l)		860	865,375
Seattle Spinco, Inc., Term Loan B3, (3 mo. LIBOR + 2.75%), 4.06%, 06/21/24(l)		1,884	1,886,694
SolarWinds Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.85%, 02/05/23(l)		2,469	2,477,756
Solera LLC, Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.60%, 03/03/23(l)		2,312	2,322,628
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.58%, 09/30/22(l)		1,761	1,759,859
SS&C Technologies, Inc.(l):
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 3.60%, 07/08/22		2,208	2,221,175
2017 Term Loan B2, (1 mo. LIBOR + 2.25%), 3.60%, 07/08/22		96	96,388
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 4.35%, 05/01/24(l)		2,808	2,801,813
Tibco Software Inc., Repriced Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 4.85%, 12/04/20(l)		2,217	2,221,289
Veritas Bermuda Ltd., Repriced Term Loan B, (3 mo. LIBOR + 4.50% 1.00% Floor), 5.83%, 01/27/23(l)		1,593	1,592,052

			57,945,376
Specialty Retail — 1.0%
Academy Ltd., 2015 Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.32%, 07/01/22(l)		797	638,977
Belron SA, Term Loan B, (3 mo. LIBOR + 2.50%), 3.89%, 11/07/24(l)		275	276,804

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Specialty Retail (continued)
Leslie’s Poolmart, Inc., 2016 Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.06%, 08/16/23(l)	USD	827	$823,203
Michaels Stores, Inc., 2016 Term Loan B1, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.10%, 01/30/23(l)		1,236	1,224,137
National Vision, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 2.75%), 3.94%, 11/12/24(l)		1,737	1,735,505
Party City Holdings, Inc., 2016 Term Loan, (3 mo. LIBOR + 3.00%), 4.34%, 08/19/22(l)		610	610,264
Petco Animal Supplies, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.38%, 01/26/23(l)		892	701,669
Staples, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.31%, 09/12/24(l)		1,152	1,102,222
Things Remembered, Inc., 2016 Term Loan, (PIK + 11.00%), 1.00%, 02/29/20(a)(l)(f)		1,378	—
TruGreen LP, 2017 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.25%, 04/13/23(l)		200	202,750

			7,315,531
Textiles, Apparel & Luxury Goods — 0.3%
Ascend Performance Materials Operations LLC, Term Loan B, (3 mo. LIBOR + 5.25% 1.00% Floor), 6.58%, 08/12/22(a)(l)		2,475	2,490,658

Thrifts & Mortgage Finance — 0.2%
IG Investment Holdings LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.89%, 10/29/21(l)		1,475	1,484,142

Trading Companies & Distributors — 0.8%
Beacon Roofing Supply, Inc.:
2017 Term Loan B, 08/23/24(m)		2,144	2,148,031
Term Loan B, (1 mo. LIBOR + 2.75%), 4.06%, 10/01/22(l)		578	579,165
HD Supply, Inc.(l):
Term Loan B3, (3 mo. LIBOR + 2.25%), 3.58%, 08/13/21		1,243	1,249,123
Term Loan B4, (3 mo. LIBOR + 2.50%), 3.83%, 10/17/23		1,901	1,913,315

Security		Par/ Beneficial Interest (000)	Value
Trading Companies & Distributors (continued)
Nexeo Solutions LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.75%), 5.08%, 06/09/23(l)	USD	242	$243,156

			6,132,790
Utilities — 0.1%
ExGen Renewables IV LLC, Term Loan B, 11/07/24(a)(m)		1,010	1,017,575

Wireless Telecommunication Services — 1.1%
GEO Group, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.25%), 3.57%, 03/22/24(l)		1,498	1,499,347
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 5.24%, 12/07/20(b)(f)(g)		6,834	6,480,950
VICI Properties 1 LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%), 4.75%, 10/14/22(l)		647	646,920

			8,627,217

Total Floating Rate Loan Interests — 80.5% (Cost — $610,857,353)			609,465,602

Other Interests — 0.0%(n)

IT Services — 0.0%
Millennium Lender Claims(a)		2,240	—

Preferred Securities

Capital Trusts
ATF Netherlands BV, 3.75%(h)(j)		100	124,572
Banco Santander SA, 6.25%(h)(j)		100	124,232
Bank of America Corp., Series X, 6.25%(h)(j)		1,100	1,218,250
Citigroup, Inc., Series N, 5.80%(h)(j)		1,100	1,141,030
Cooperatieve Rabobank UA, 6.63%(h)(j)		200	276,011
Credit Agricole SA, 6.50%(h)(j)		100	135,093
Danone SA, 1.75%(h)(j)		100	118,918
Enel SpA(h):
6.50% 01/10/74		100	126,721
7.75% 09/10/75		100	154,513
Erste Group Bank AG, 6.50%(h)(j)		200	277,901
Gas Natural Fenosa Finance BV, 3.38%(h)(j)		100	124,968
Goldman Sachs Group, Inc., Series P, 5.00%(h)(j)		1,910	1,895,675
HBOS Capital Funding LP, 6.85%(j)		200	204,278

28	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Shares/ Par (000)	Value
Capital Trusts (continued)
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 1.63%(h)(j)	USD	100	$88,384
HSBC Holdings PLC, 6.00%(h)(j)		600	630,300
HSH Nordbank AG, 7.25%(j)		29	15,182
HT1 Funding GmbH, 1.84%(h)(j)		30	34,854
Intesa Sanpaolo SpA, 7.00%(h)(j)		400	528,859
JPMorgan Chase & Co., Series V, 5.00%(h)(j)		780	800,475
Lanxess AG, 4.50% 12/06/76(h)		50	66,160
National Westminster Bank PLC, Series C, 1.75%(e)(j)		100	88,217
Orange SA, 5.75%(h)(j)		100	150,617
Origin Energy Finance Ltd., 4.00% 09/16/74(h)		100	124,269
Repsol International Finance BV, 4.50% 03/25/75(h)		100	132,187
Royal Bank of Scotland Group PLC, 8.63%(h)(j)		246	277,365
SoftBank Group Corp.(h)(j)		750,000	744,195
Solvay Finance SA, 5.12%(h)(j)		100	133,546
Telefonica Europe BV(h)(j):
3.75%		100	125,423
4.20%		200	251,405
5.00%		100	128,243
TOTAL SA, 3.88%(h)(j)		100	132,266
UBS Group AG, 5.75%(h)(j)		200	271,767

Total Capital Trusts — 1.4%			10,645,876

Preferred Stock

Capital Markets — 0.0%
Goldman Sachs Group, Inc., Series J, 5.50%(h)		13,550	367,747

Trust Preferred

Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 7.10%, 02/15/40(e)		1,480	1,542,310

Total Preferred Securities— 1.6% (Cost — $11,892,733.61)			12,555,933

Security	Shares	Value
Rights — 0.0%

Electric Utilities — 0.0%
Tex Energy LLC(a)	39,599	$37,223

Total Rights — 0.0% (Cost — $0)		37,223

Warrants — 0.0%

Metals & Mining — 0.0%
AFGlobal Corp. (Expires12/20/20)(a)	5,283	—

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 03/09/10, 19 Shares for 1 Warrant, Expires 06/22/19, Strike Price $42.27)(a)	3,049	78

Transportation Infrastructure — 0.0%
Turbo Cayman Ltd. (Expires 03/15/18, Strike Price $0.01)(a)	1	—

Total Warrants — 0.0% (Cost — $31)		78

Total Long-Term Investments — 147.9% (Cost — $1,133,705,978)		1,119,620,356

Short-Term Securities — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.96%(o)(p)	7,942,605	$7,942,605

Total Short-Term Securities — 1.0% (Cost — $7,942,605)		7,942,605

Options Purchased — 0.0% (Cost — $8,218)		313

Total Investments — 148.9% (Cost — $1,141,078,801)		1,127,563,274
Liabilities in Excess of Other Assets — (48.9)%		(370,379,583)

Net Assets — 100.0%		$757,183,691

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Floating rate security. Rate shown is the rate in effect as of period end.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU)

(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(i)	When-issued security.
(j)	Perpetual security with no stated maturity date.
(k)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(l)	Variable rate security. Rate shown is the rate in effect as of period end.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)	Annualized 7-day yield as of period end.
(p)	During the period ended November 30, 2017, investments in issuers considered to be affiliates and/or related related parties of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated and/or related parties	Shares Held at 02/28/17	Shares Purchased		Shares Sold	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	7,942,605	(b)	—	7,942,605	$7,942,605	$11,160	$—	$—
iShares iBoxx USD High Yield Corporate Bond ETF	157,001	—		(157,001)	—	—	257,172	508,287	(475,323)

						$7,942,605	$268,332	$508,287	$(475,323)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
LIBOR	London Interbank Offered Rate
PIK	Payment-In-Kind
USD	U.S. Dollar

30	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro Bund	(5)	12/07/17	$968	$(4,706)
10-Year U.S. Treasury Note	(2)	03/20/18	248	1,669
Long Gilt Future	(1)	03/27/18	167	878

				$(2,159)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	380,000	USD	445,645	UBS AG	12/05/17	$6,673
GBP	1,400,000	USD	1,862,756	National Australia Bank Ltd.	12/05/17	30,650
USD	140,824	EUR	118,000	National Australia Bank Ltd.	12/05/17	367
USD	13,746,016	EUR	11,521,000	HSBC Bank PLC	01/04/18	2,045

						39,735

USD	84,982	EUR	72,000	Australia And New Zealand Bank Group	12/05/17	(720)
USD	7,084	EUR	6,000	Goldman Sachs International	12/05/17	(58)
USD	116,803	EUR	100,000	Goldman Sachs International	12/05/17	(2,228)
USD	13,528,497	EUR	11,608,000	UBS AG	12/05/17	(288,615)
USD	154,720	GBP	116,000	Australia and New Zealand Bank Group	12/05/17	(2,162)
USD	1,806,932	GBP	1,362,950	Bank of America N.A.	12/05/17	(36,367)
USD	130,891	GBP	99,000	Commonwealth Bank of Australia	12/05/17	(2,999)
USD	1,863,869	GBP	1,399,000	Goldman Sachs International	12/05/17	(28,185)
USD	1,725,472	GBP	1,302,000	State Street Bank and Trust Co.	12/05/17	(35,396)
USD	11,921	EUR	10,000	Goldman Sachs International	01/04/18	(8)
USD	100,139	EUR	84,000	Goldman Sachs International	01/04/18	(69)
USD	1,894,117	GBP	1,399,000	HSBC Bank PLC	01/04/18	(465)
USD	1,997,382	GBP	1,479,000	Royal Bank of Scotland PLC	01/04/18	(5,539)

						(402,811)

	Net Unrealized Depreciation					$(363,076)

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)	Value
Call
U.S. 10 Year Note	5	12/22/17	USD	125.50	$625	$313

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)	Value
Call
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	6	12/14/19	USD	942.86	—	$—

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America High Yield Index, Series 28, Version 1	5.00%	Quarterly	06/20/22	USD	5,787	$490,739	$405,588	$85,151
Dow Jones Markit CDX North America High Yield Index, Series 29, Version 1	5.00%	Quarterly	12/20/22	USD	9,082	717,396	710,734	6,662

						$1,208,135	$1,116,322	$91,813

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	B-	USD	620	$(21,326)	$(20,986)	$(340)

(a)	Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000 (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	20	$4,143	$3,604	$539
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	06/20/22	BB+	EUR	20	4,143	3,578	565
Crystal Telecom Ltd.	1.00	Quarterly	Goldman Sachs International	12/20/22	B+	USD	2,287	431,861	314,422	117,439

								$440,147	$321,604	$118,543

(a)	Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

32	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$81,230,914	$—	$81,230,914
Common Stocks	765,243	157,931	2,500,702	3,423,876
Corporate Bonds	—	400,024,243	12,882,487	412,906,730
Floating Rate Loan Interests		578,724,780	30,740,822	609,465,602
Preferred Securities	367,747	10,645,876	—	11,013,623
Rights	—	—	37,223	37,223
Trust Preferred	1,542,310	—	—	1,542,310
Warrants	—	—	78	78
Short-Term Securities:
Money Market Funds	7,942,605	—	—	7,942,605
Options Purchased:
Interest rate contracts	313	—	—	313

Total	$10,618,218	$1,070,783,744	$46,161,312	$1,127,563,274

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$210,356	$—	$210,356
Forward foreign currency contracts	—	39,735	—	39,735
Interest rate contracts	2,547	—	—	2,547
Liabilities:
Credit contracts	—	(340)	—	(340)
Forward foreign currency contracts	—	(402,811)	—	(402,811)
Interest rate contracts	(4,706)	—	—	(4,706)

Total	$(2,159)	$(153,060)	$—	$(155,219)

(a)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $345,000,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended November 30, 2017, there were no transfers between levels.

34	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Rights	Warrants	Total
Assets:
Opening balance, as of February 28, 2017	$2,519,729	$1,800,000	$10,591,604	$15,974,274	$12	$81,663	$29,644	$30,996,926
Transfers into Level 3(a)	—	—	—	6,969,824	—	—	—	6,969,824
Transfers out of Level 3(b)	—	(1,800,000)	—	(3,517,576)	—	—		(5,317,576)
Other(c)	28,204	—	—	—	—	(28,204)	—	—
Accrued discounts/premiums	—	—	—	136,991	—	—	—	136,991
Net realized gain (loss)	23,536	—	3,387,526	112,820	(276,697)	—	28,869	3,276,054
Net change in unrealized appreciation (depreciation)(d)	(37,884)	—	(1,508,803)	(725,448)	346,063	(16,236)	(29,566)	(1,971,874)
Purchases	—	—	10,822,512	23,705,362	—	—	—	34,527,874
Sales	(32,883)	—	(10,410,352)	(11,915,425)	(69,378)	—	(28,869)	(22,456,907)

Closing balance, as of November 30, 2017	$2,500,702	—	$12,882,487	$30,740,822	—	$37,223	$78	$46,161,312

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2017[5]	$(19,030)	—	$1,157,715	$(649,525)	—	$(16,236)	$(715)	$472,209

(a)	As of February 28, 2017, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2017, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at the beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.
(b)	As of February 28, 2017, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at the beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(c)	Certain Level 3 investments were re-classified between Common Stocks and Rights.
(d)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Debt Strategies Fund, Inc. (DSU)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $30,629,103. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$2,500,686	Market	EBITDA Multiple(a)	5.13x - 8.38x	6.80x
			Marketability Discount(b)	8.62%	—
			Time to Exit(b)	1.08 years	—
			Volatility(b)	23%	—
Corporate Bonds	12,882,486	Income	Discount Rate(b)	10.5%	—
			Marketability Discount(b)	8.62%	—
			Time to Exit(a)	1.08 years	—
			Volatility(a)	23%	—
Floating Rate Loan Interests	148,959	Income	Discount Rate(b)	5%	—
Warrants	78	Market	Volatility(a)	25%	—

Total	$15,532,209

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
(b)	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

36	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 22, 2018